United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 E. Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 E. Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2016

Date of reporting period: October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

October 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil - 2.49%
Common Stocks - (Cost $1,048)
AMBEV S.A.	58,800	$291
BRF S.A.A	15,400	240
Cia Providencia Industria e Comercio S.A.	1,200	3
CVC Brasil Operadora e Agencia de Viagens S.A.	7,200	27
FII BTG Pactual Corp. Office FundB	4,938	135
FPC Par Corretora de Seguros S.A.	10,200	29
Ouro Fino Saude Animal Participacoes S.A.	3,000	27

Total Common Stocks		752

Preferred Stocks - (Cost $174)
Centrais Eletricas Santa CatarinaC	1,100	4
Cia Brasileira de Distribuicao Grupo Pao de AcucarC	400	5
Cia de Gas de Sao PauloC	6,100	64

Total Preferred Stocks		73

Total Brazil		825

Chile - 3.94%
Common Stocks - (Cost $1,464)
Banco de Chile, ADRD	2,760	176
Compania Cervecerias Unidas S.A., Sponsored ADRD	9,159	220
Corpbanca S.A., ADRD	4,997	68
Embotelladora Andina S.A., Series B, ADR D	12,400	273
Empresa Nacional de Electricidad S.A., Sponsored ADRD	7,877	297
Enersis S.A., ADRD	17,599	233
Vina Concha y Toro S.A., Sponsored ADRD	1,112	37

Total Chile		1,304

Colombia - 0.97%
Common Stocks - (Cost $438)
Grupo Aval Acciones y Valores S.A., ADR D	40,155	322

Czech Republic - 0.39%
Common Stocks - (Cost $175)
CEZ A.S.	5,684	113
Philip Morris CR ASA	33	16

Total Czech Republic		129

	Shares	Fair Value
		(000’s)
Egypt - 0.59%
Common Stocks - (Cost $192)
Commercial International Bank Egypt SAE	2,316	$15
Eastern Tobacco	4,282	109
Edita Food Industries SAEA	6,411	27
Egyptian International Pharmaceuticals	492	4
Elswedy Electric Co.	1,092	6
Oriental Weavers	7,515	10
Sidi Kerir Petrochemicals Co.	11,855	20
Telecom Egypt	5,457	5

Total Egypt		196

Hong Kong/China - 16.77%
Common Stocks - (Cost $5,932)
Agricultural Bank of China H	545,000	224
Ausnutria Dairy Corp., Ltd.	212,000	63
Baidu, Inc., Sponsored ADRA D	24	4
Bank of China Ltd. H	100,000	47
Bank of Chongqing Co., Ltd. H	181,000	137
Bank of Communications Co., Ltd.	8,000	6
Belle International Holdings Ltd.	147,000	143
C.banner International Holdings Ltd.A	113,000	47
China Communications Services Corp., Ltd. H	568,000	227
China Construction Bank H	470,000	340
China Life Insurance Co., Ltd. H	1,000	4
China Lilang Ltd.	84,000	72
China Mengniu Dairy Co., Ltd.	66,000	128
China Merchants Bank Co., Ltd.	14,500	38
China Mobile Ltd.	28,000	335
China Petroleum & Chemical Corp., H	10,000	7
China Resources Enterprise Ltd.A	54,000	102
China Telecom Corp., Ltd. H	548,000	287
China Travel International Investment Hong Kong Ltd.	70,000	32
China Unicom Hong Kong Ltd.	206,000	254
CITIC Ltd.	191,000	358
CNOOC Ltd.	96,000	108
Dongfeng Motor Group Co., Ltd. H	26,000	38
Fuguiniao Co., Ltd.	28,000	17
Goldlion Holdings Ltd.	46,000	19
Hengan International Group Co., Ltd.	33,000	356
Hopewell Highway Infrastructure Ltd.	654,500	300
HOSA International Ltd.	108,000	45
Huandian Power International Corp. H	8,000	6
Huishang Bank Corp., Ltd. H	733,000	315
Industrial & Commercial Bank of China Ltd. H	382,000	244
Jinmao Investments and Jinmao China Investments Holdings Ltd.	45,000	26

	Shares	Fair Value
		(000’s)
KFM Kingdom Holdings Ltd.	52,000	$11
NetEase, Inc., ADRD	579	84
People’s Insurance Co., Group H	300,000	161
PetroChina Co., Ltd. H	22,000	17
Road King Infrastructure Ltd.	18,000	16
Shenzhou International Group Holdings Ltd.	18,000	88
Sino Biopharmaceutical	16,000	20
Sinopharm Group Co.	14,800	61
Sky Light Holdings Ltd.	55,000	16
Spring Real Estate Investment TrustB	49,000	20
Sun Art Retail Group Ltd.	65,000	53
Tencent Holdings Ltd.	18,900	357
Travelsky Technology Ltd. H	53,000	78
Vinda International Holdings Ltd.	26,000	51
WuXi PharmaTech Cayman, Inc., ADRA D	270	12
Yuexiu Real Estate Investment TrustB	247,000	130
Yuexiu Transport Infrastructure Ltd.	58,000	40

Total Hong Kong/China		5,544

Hungary - 0.75%
Common Stocks - (Cost $257)
Magyar Telekom Telecommunications PLCA E	90,968	127
Richter Gedeon Nyrt	7,269	121

Total Hungary		248

India - 4.23%
Common Stocks - (Cost $1,046)
Dr Reddys Laboratories Ltd., ADRD	6,697	434
HDFC Bank Ltd., ADRD	1,995	122
Infosys Technologies Ltd., Sponsored ADRD	21,742	395
Tata Motors Ltd., Sponsored ADRD	2,701	80
Wipro Ltd., ADRD	9,614	119
WNS Holdings Ltd., ADRA D	7,261	247

Total India		1,397

Indonesia - 1.89%
Common Stocks - (Cost $756)
Central Proteinaprima Tbk PTA F	11,683,400	43
Dharma Satya Nusantara Tbk PT	831,500	38
Multipolar Technology Tbk PT	527,000	57
Sarana Meditama Metropolitan Tbk PT	874,000	159
Telekomunikasi Indonesia Persero Tbk PT	1,675,300	327

Total Indonesia		624

Luxembourg - 0.15%
Common Stocks - (Cost $52)
Pegas Nonwovens S.A.	1,542	48

	Shares	Fair Value
		(000’s)
Malaysia - 8.03%
Common Stocks - (Cost $3,276)
Axiata Group Bhd	217,000	$312
Batu Kawan Bhd	1,500	6
DiGi.Com Bhd	239,700	293
Dutch Lady Milk Industries Bhd	300	3
Fraser & Neave Holdings Bhd	10,500	44
Guinness Anchor Bhd	14,100	47
Hartalega Holdings Bhd	2,600	3
Hong Leong Bank Bhd	35,500	116
IHH Healthcare Bhd	183,400	269
Malayan Banking Bhd	116,600	225
Maxis Bhd	203,100	312
Nestle Malaysia Bhd	8,800	148
NTPM Holdings Bhd	9,800	2
Panasonic Manufacturing Malaysia Bhd	1,400	7
PBA Holdings Bhd	23,200	6
Pharmaniaga Bhd	5,000	8
Public Bank Bhd	71,600	301
Star Media Group Bhd	43,100	24
Telekom Malaysia Bhd	154,500	240
Tenaga Nasional Bhd	67,400	198
Top Glove Corp. Bhd	35,500	78
YTL Power International Bhd	30,765	11

Total Malaysia		2,653

Mexico - 9.20%
Common Stocks - (Cost $3,054)
America Movil S.A.B. de C.V., Series L	227,274	202
America Movil S.A.B. de C.V., Series L, ADR D	6,240	111
Arca Continental S.A.B. de C.V.	63,249	404
Coca-Cola Femsa S.A.B. de C.V.	14,676	113
Concentradora Hipotecaria SAPI de C.V.B	38,637	61
Controladora Commercial Mexicana, S.A.B. de C.V.G	113,651	333
Fomento Economico Mexicano S.A.B. de C.V.G	9,570	94
Fomento Economico Mexicano, S.A.B. de C.V., Sponsored ADR, Series B D	3,030	300
Gruma S.A.B. de C.V.	13,556	208
Grupo Aeroportuario del Pacific	917	8
Grupo GICSA S.A. de C.V.A	9,514	9
Grupo Herdez S.A.B. de C.V.	16,188	45
Grupo Industrial Maseca S.A.B. de C.V.	3,460	5
Grupo Lala S.A.B. de C.V.	136,956	350
Grupo Lamosa S.A.B. de C.V.	10,415	22
Grupo Sanborns S.A. de C.V.	4,112	7
Grupo Sports World, S.A.B. de C.V.A	56,823	69
Industrias Bachoco S.A.B. de C.V.	49,618	225
Megacable Holdings S.A.B. de C.V.G	74,931	286
Organizacion Cultiba S.A.B. de C.V.	7,071	9

	Shares	Fair Value
		(000’s)
Organizacion Soriana S.A.B. de C.V.	17,451	$42
Prologis Property Mexico S.A. de C.V.B	69,328	116
Unifin Financiera SAPI de CV SOFOM ENRA	7,371	22

Total Mexico		3,041

Peru - 1.06%
Common Stocks - (Cost $446)
Credicorp Ltd.	2,596	294
Edegel S.A.	8,117	7
Edelnor S.A.	17,888	26
Enersur S.A.	8,410	19
Luz Del Sur S.A.A.	2,046	6

Total Peru		352

Philippines - 3.96%
Common Stocks - (Cost $1,285)
Aboitiz Power Corp.	274,200	246
ABS-CBN Holdings Corp., PDRH	56,320	81
Cebu Air, Inc.	6,000	11
Century Pacific Food, Inc.	56,000	21
China Banking Corp.	5,598	5
Globe Telecom, Inc.	5,740	280
Manila Electric Co.	53,520	371
Pepsi-Cola Products Philippines, Inc.	66,900	6
Philippine Long Distance Telephone Co.	5,510	259
Philweb Corp.	54,900	24
San Miguel Pure Foods Co.	2,170	6

Total Philippines		1,310

Poland - 4.21%
Common Stocks - (Cost $1,773)
Altus Towarzystwo Funduszy Inwestycyjnych S.A.A	4,294	13
Alumetal S.A.	1,727	23
Amica Wronki S.A.A	810	35
AmRest Holdings SEA	379	18
Asseco Poland S.A.	17,088	253
Emperia Holding S.A.	429	8
Enea S.A.	9,389	31
Energa S.A.	36,752	157
Netia S.A.	15,784	23
Neuca S.A.	141	13
Orange Polska S.A.	169,837	311
PGE S.A.	17,999	67
PKP Cargo S.A.	7,585	130
Powszechny Zaklad Ubezpieczen S.A.	3,028	294
Zaklady Lentex S.A.	2,609	6
Zespol Elektrowni PAK S.A.	2,995	9

Total Poland		1,391

	Shares	Fair Value
		(000’s)
Russia - 1.47%
Common Stocks - (Cost $508)
Cherkizovo Group PJSC, GDRI J	1,946	$18
Gazprom OAO, Sponsored ADRD	47,280	199
Rostelecom, Sponsored ADRD	19,095	168
Severstal, Reg SA I	8,533	100

Total Russia		485

South Africa - 9.94%
Common Stocks - (Cost $3,415)
Adbee Rf Ltd.A	701	2
Ascendis Health Ltd.	15,236	21
Astral Foods Ltd.	10,373	130
Attacq Ltd.A	47,947	76
AVI Ltd.	43,183	274
City Lodge Hotels Ltd.	1,485	16
Clover Industries Ltd.	95,947	132
Datatec Ltd.	66,512	285
EOH Holdings Ltd.	18,929	209
Famous Brands Ltd.	8,090	79
Liberty Holdings Ltd.	1,093	11
Metair Investments Ltd.	23,827	53
MTN Group Ltd.	10,984	125
Netcare Ltd.	74,584	212
Pick n Pay Holdings Ltd.	18,924	39
Pick n Pay Stores Ltd.	28,773	139
Pioneer Foods Ltd.	15,126	217
Quantum Foods HoldingsA	4,235	1
Rhodes Food Group Pty. Ltd.A	96,474	153
Shoprite Holdings Ltd.	1,411	15
Spar Group Ltd.	21,678	311
Standard Bank Group Ltd.	5,570	58
Steinhoff International Holdings Ltd.	61,237	375
Sun International Ltd.	2,902	20
Tongaat Hulett Ltd.	664	6
Vodacom Group Pty. Ltd.	24,822	268

Total Common Stocks		3,227

Preferred Stocks - (Cost $87)
Barclays Africa Group Ltd.C	1,084	58

Total South Africa		3,285

South Korea - 9.09%
Common Stocks - (Cost $3,074)
Amorepacific Corp.	321	106
BGF Retail Co., Ltd.	1,416	211
Busan City Gas Co., Ltd.	333	11
BYC Co., Ltd.	37	13
Daehan Flour Mills Co., Ltd.	206	35
Daesung Energy Co., Ltd.	8,599	50
Dong-Il Corp.	578	34
E1 Corp.	208	13
e-Credible Co., Ltd.	3,671	35
Global & Yuasa Battery Co., Ltd.A	1,101	39
GMB Korea Corp.	4,370	22

	Shares	Fair Value
		(000’s)
Hanwha Corp.	1,153	$38
Hanwha Life Insurance Co., Ltd.	5,311	40
Huvis Corp.	4,654	35
Hyundai Motor Co.	89	12
Ilshin Spinning Co., Ltd.	96	13
Jinro Distillers Co., Ltd.	828	27
Kia Motors Corp.	5,426	266
Korea District Heating Corp.	666	36
Korea Electric Power Corp.	1,770	80
KT Corp.	13,420	348
KT&G Corp.	1,101	110
Kyungnam Energy Co., Ltd.	1,136	8
LG Display Co., Ltd., ADRD	15,273	145
LG Electronics, Inc.	8,400	362
Lotte Confectionery Co., Ltd.	21	37
LS Networks Co., Ltd.A	780	3
Nexen Corp.	120	9
NS Shopping Co., Ltd.A	943	161
Sam Young Electronics Co., Ltd.	10,930	119
Sam-A Pharm Co., Ltd.	3,147	38
Samchully Co., Ltd.	60	5
Samsung Electronics Co., Ltd.	264	317
Shinsegae Information & Communication Co., Ltd.	317	34
SK Hynix, Inc.	884	24
SK Telecom Co., Ltd.	523	111
STX Engine Co., Ltd.	1,086	9
Yesco Co., Ltd.	1,500	49

Total South Korea		3,005

Taiwan - 8.99%
Common Stocks - (Cost $2,922)
China Synthetic Rubber	102,460	76
Chunghwa Telecom Co., Ltd.	114,000	350
Cyberlink Corp.	14,000	30
Eurocharm Holdings Co., Ltd.	142,000	503
Fine Blanking & Tool Co., Ltd.	5,000	7
First Financial Holding Co., Ltd.	243,744	118
HON HAI Precision Industry Co., Ltd.	122,262	326
Keysheen Cayman Holdings Co., Ltd.	6,000	10
L&K Engineering Co., Ltd.	10,000	6
Lien Hwa Industrial Corp.	219,440	135
Microlife Corp.	6,000	15
Shanghai Commercial & Savings Bank Ltd.	97,366	93
Shihlin Electric & Engineering Corp.	5,000	6
Shin Kong No.1 REITB	51,000	22
Taichung Commercial Bank	463,875	142
Taiwan Business BankA	526,843	136
Taiwan Cooperative Financial Holding Co., Ltd.	725,602	325
Taiwan Semiconductor Manufacturing Co., Ltd.	99,105	298
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADRD	7,555	166

	Shares	Fair Value
		(000’s)
Taiwan Sogo Shin Kong SEC	32,170	$39
Trade-Van Information Services Co.	16,000	13
TTet Union Corp.	12,000	28
Uni-President Enterprises Corp.	3,720	6
Wisdom Marine Lines Co., Ltd.	106,000	120
Wowprime Corp.	90	1

Total Taiwan		2,971

Thailand - 2.21%
Common Stocks - (Cost $791)
Advanced Information Technology PCLK	77,800	56
CS Loxinfo PCLK	26,900	5
Electricity Generating PCLK	12,300	54
IMPACT Growth Real Estate Investment TrustB	176,400	57
Kang Yong Electric PCLK	2,200	18
Modernform Group PCLK	59,600	14
Ratchaburi Electricity Generating Holding PCL, NVDRK L	103,400	154
Siam Makro PCLK	5,500	6
Thai Vegetable Oil PCLK	334,600	250
Thai Vegetable Oil PCL, NVDRK L	158,300	118

Total Thailand		732

Turkey - 0.27%
Common Stocks - (Cost $112)
Adana Cimento Sanayii TAS	5,580	13
Bursa Cimento Fabrikasi A.S.	2,991	4
Pinar Entegre Et ve Un Sanayi A.S.	4,048	15
Turk Telekomunikasyon A.S.	17,211	37
Turkcell Iletisim Hizmetleri A.S.	3,251	13
Ulusoy Elektrik Imalat Taahhut Ve Ticaret A.S.	2,354	7

Total Turkey		89

SHORT-TERM INVESTMENTS - 1.99% (Cost $658)
JPMorgan U.S. Government Money Market Fund, Capital Class	658,136	658

TOTAL INVESTMENTS - 92.59% (Cost $32,935)		30,609
OTHER ASSETS, NET OF LIABILITIES - 7.41%		2,448

TOTAL NET ASSETS - 100.00%		$33,057

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	A type of Preferred Stock that has no maturity date.
D	ADR - American Depositary Receipt.
E	PLC - Public Limited Company.
F	Illiquid Security. At period end, the amount of illiquid securities was $43 or 0.13% of net assets.
G	Par value represents units rather than shares.

H	PDR - Philippine Depository Receipt.
I	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
J	GDR - Global Depositary Receipt.
K	PCL - Public Company Limited (Thailand).
L	NVDR - Non Voting Depositary Receipt

Futures Contracts Open on October 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets December Futures	Long	20	December 2015	$843,700	$10,474

				$843,700	$10,474

Top Ten Holdings (% Net Assets)
Eurocharm Holdings Co., Ltd.	1.6
Dr Reddys Laboratories Ltd.	1.4
Arca Continental S.A.B. de C.V.	1.3
Steinhoff International Holdings Ltd.	1.2
Manila Electric Co.	1.2
Thai Vegetable Oil PCL	1.2
LG Electronics, Inc.	1.2
CITIC Ltd.	1.2
Tencent Holdings Ltd.	1.2
Infosys Technologies Ltd., Sponsored ADR	1.3

Total Fund Holdings	281

Sector Allocation (% Equities)
Consumer Staples	19.3
Financials	18.0
Telecommunication Services	17.8
Consumer Discretionary	12.1
Information Technology	11.3
Utilities	7.7
Health Care	6.0
Industrials	5.5
Materials	1.1
Energy	1.1
Technology	0.1

Country Allocation (% Equities)
Hong Kong/China	18.3
South Africa	11.0
Mexico	10.2
South Korea	10.0
Taiwan	9.9
Malaysia	8.9
India	4.7
Poland	4.6
Chile	4.4
Philippines	4.4
Brazil	2.8
Thailand	2.4
Indonesia	2.1
Russia	1.6
Peru	1.2
Colombia	1.1
Hungary	0.8
Egypt	0.7
Czech Republic	0.4
Turkey	0.3
Luxembourg	0.2

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUND

October 31, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
BANK LOAN OBLIGATIONS - 31.90%
Consumer - 2.04%
Albertson’s Holdings LLC, Term Loan B4, 5.50%, Due 8/25/2021A B	$496	$496
Anchor Glass Container Corp., 2015 1st Lien Term Loan, 4.50%, Due 7/1/2022A C	43	43
B & G Foods, Inc., Term Loan B, 4.00%, Due 10/7/2022A	55	55
Coty, Inc. Term Loan B, 3.75%, Due 9/24/2022A	19	19
Hill-Rom Holdings, Inc., Term Loan B, 3.50%, Due 9/8/2022A	84	84
NVA Holdings, Inc., First Lien Term Loan, 4.75%, Due 8/14/2021A C	133	133
Spectrum Brands, Inc., Term Loan, 3.75%, Due 6/23/2022A	45	45
Universal Services of America, 2015 Delayed Draw Term Loan, 4.75%, Due 7/28/2022A	11	11
Universal Services of America, 2015 Term Loan, 4.75%, Due 7/28/2022A	154	150

		1,036

Energy - 2.31%
Energy & Exploration Partners, Inc., Initial Term Loan, 7.75%, Due 1/22/2019A D	149	103
Green Plains Processing LLC, Term Loan B, 6.50%, Due 6/3/2020A B	123	123
McJunkin Red Man Corp., New Term Loan B, 5.00%, Due 11/8/2019A	336	327
Murray Energy Corp., Term Loan B2, 7.50%, Due 4/16/2020A	200	130
TPF II Power LLC, Syndicated Term Loan B, 5.50%, Due 10/2/2021A B	493	492

		1,175

Finance - 5.01%
Assuredpartners Capital, Inc., 2015 1st Lien Term Loan, 5.75%, Due 10/21/2022A	175	175
Asurion LLC, Term Loan B4, 5.00%, Due 8/4/2022A B C	175	165
Burger King - New Red Finance, Inc., Term Loan B, 3.75%, Due 12/12/2021A C	50	50
Capital Automotive LP, New Second Lien Term Loan, 6.00%, Due 4/30/2020A E	500	499
Concentra Inc., 1st Lien Term Loan, 4.75%, Due 6/1/2022A	170	169
DTZ U. S. Borrower LLC, First Lien Term Loan, 4.25%, Due 11/4/2021B	249	247
Endo Lux Finance Company, 2015 Term Loan, 3.75%, Due 9/26/2022A	35	34
IG Investment Holdings LLC, Term Loan B, 6.00%, Due 10/29/2021A B	248	247
Kaufman Hall & Associates LLC, Initial Term Loan, 6.75%, Due 12/31/2020A B D	247	239
Neptune Finco Corp., 2015 Term Loan, 5.00%, Due 10/9/2022A	60	60
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, Due 3/13/2022A	279	278
Paradigm Acquisition Corp., Term Loan, 6.00%, Due 5/21/2022A	200	197
Royal Holdings, Inc., 2015 1st Lien Term Loan, 4.50%, Due 6/19/2022A	90	89
RPI Finance Trust, Term Loan B4, 3.50%, Due 11/9/2020A	99	99

		2,548

Manufacturing - 10.21%
Alere, Inc., 2015 Term Loan B, 4.25%, Due 6/18/2022A	353	354
AZ Chem US, Inc., First Lien Term Loan, 4.50%, Due 6/12/2021A	456	455
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, Due 12/16/2021A C	25	25
Beacon Roofing Supply, Inc., 2015 Term Loan B, 4.50%, Due 10/1/2022A D	13	12
Berry Plastics Holding Corp., Term Loan F, 4.00%, Due 10/1/2022A	100	100
BMC Software Finance, Inc., Term Loan, 5.00%, Due 9/10/2020A	465	418
Builders FirstSource, Inc., Term Loan B, 6.00%, Due 7/31/2022A	200	199
Chemours Company, Term Loan B, 3.75%, Due 5/12/2022A	349	317
CPI Acquisition, Inc., First Lien Term Loan, 5.50%, Due 8/17/2022A	37	37
Epicor Software Corp., 1st Lien Bridge Loan, 5.00%, Due 6/1/2022A	239	237
HD Supply, Inc., 2015 Term Loan B, 3.75%, Due 8/13/2021A	150	149
Hilex Poly Co., LLC, Term Loan B, 6.00%, Due 12/5/2021A B	248	248
Magic Newco LLC, First Lien Term Loan, 5.00%, Due 12/12/2018A B	495	494
Owens Illinois, Inc., 2015 Term Loan B, 3.50%, Due 8/6/2022A	42	42

	Par Amount	Fair Value
	(000’s)	(000’s)
Prolampac Intermediate, Inc., First Lien Term Loan, 5.00%, Due 8/18/2022A	$20	$20
Sensus USA, Inc., Second Lien Term Loan, 8.50%, Due 5/9/2018A C D	375	370
Silver II U.S. Holdings LLC, Term Loan, 4.00%, Due 12/13/2019A B C	10	9
Sophia LP, 2015 Term Loan B, 4.75%, Due 9/30/2022A E F	250	249
Tank Intermediate Holding Corp., Term Loan A, 5.25%, Due 3/16/2022A	95	94
Travelport Finance Luxembourg Sarl, 2014 Term Loan B, 5.75%, Due 9/2/2021A	399	396
Univar, Inc., 2015 Term Loan, 4.25%, Due 7/1/2022A C	150	147
UTEX Industries, Inc., First Lien 2014 Term Loan, 5.00%, Due 5/22/2021A	410	348
Zebra Technologies Corp., Term Loan B, 4.75%, Due 10/27/2021A	470	473

		5,193

Service - 11.17%
Academy Ltd., 2015 Term Loan B, 5.00%, Due 7/1/2022A C	491	489
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, Due 9/26/2021A	246	239
Affordable Care Holdings Corp., 2015 1st Lien Term Loan, 15.75%, Due 10/6/2022A	50	49
Carestream Health, Inc., Term Loan, 5.00%, Due 6/7/2019A	471	447
Computer Sciences Government Services, Term Loan B, 3.75%, Due 10/27/2022A	35	35
Concordia Healthcare Corp., 2015 Term Loan, 5.25%, Due 10/20/2021A	18	17
DJO Finance LLC, 2015 Term Loan, 4.25%, Due 6/8/2020A B C	122	121
Dollar Tree, Inc., Term Loan B 1, 3.50%, Due 7/6/2022A C	135	135
Doosan Infracore International, Inc., Term Loan B, 4.50%, Due 5/28/2021A	50	50
First Data Corp., 2015 Term Loan, 3.94%, Due 7/8/2022A	50	50
Hudson’s Bay Company, Term Loan B, 4.75%, Due 9/30/2022A	75	75
Italics Merger Sub, Inc., Term Loan, 4.50%, Due 8/5/2022A	500	493
Jaguar Holding Co., II 2015 Term Loan B, 4.25%, Due 8/18/2022A C	25	25
Jarden Corp., Term Loan B2, 2.75%, Due 7/30/2022A C	20	20
JC Penney Corp, Inc., Term Loan, 6.00%, Due 5/22/2018A	345	344
Men’s Wearhouse Inc., Term Loan B, 4.50%, Due 6/18/2021A	50	50
Merrill Communications LLC, 2015 Term Loan, 6.25%, Due 6/1/2022A B C	308	301
Midas Intermediate Holdco II LLC, Delayed Draw/Multi Draw Term Loan B, 4.50%, Due 8/18/2021A B	3	3
Midas Intermediate Holdco II LLC, Term Loan B, 4.50%, Due 8/18/2021A B	21	21
Midas Intermediate Holdco II Term Loan, 4.50%, Due 8/18/2021A	21	21
Millennium Laboratiories LLC, Term Loan B, 5.25%, Due 4/15/2021A B	465	157
National Vision, Inc., Term Loan, 4.00%, Due 3/12/2021A	10	10
NVA Holdings, Inc., Delayed Draw Term Loan, 4.75%, Due 8/14/2021A	67	67
Ortho Clinical Diagnostics S.A., Term Loan B, 4.75%, Due 6/30/2021A	495	488
Prime Security Services B. LLC, 1st Lien Term Loan, 5.00%, Due 7/1/2021A B	500	495
Rentpath, Inc., 1st Lien Term Loan, 6.25%, Due 12/17/2021A	248	220
Scientific Games International, Inc., Term Loan B 2, 6.00%, Due 10/1/2021A	496	484
Staples, Inc., Term Loan, 3.50%, Due 4/7/2021A C	185	184
Survey Sampling International LLC, First Lien Term Loan B, 6.00%, Due 12/4/2020A B C D	124	123
Survey Sampling International LLC, Second Lien Term Loan, 10.00%, Due 12/4/2021A B C D	125	121
Tribune Media Company, Term Loan, 3.75%, Due 12/27/2020A	70	69
Wand Intermediate I LP, Term Loan 4.75%, Due 9/17/2021A E	35	35
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 5.25%, Due 5/6/2021A B	246	245

		5,683

Telecommunications - 0.21%
CCO Safari III LLC, Term Loan I, 3.50%, Due 1/24/2023A B C	80	79
LTS Buyer LLC, First Lien Term Loan B, 4.00%, Due 4/13/2020A B C	25	25

		104

	Par Amount	Fair Value
	(000’s)	(000’s)
Transportation - 0.95%
American Tire Distributors, Inc., Term Loan, 5.25%, Due 9/1/2021A	$397	$396
Delta Air Lines, Inc., 2015 Term Loan B, 3.25%, Due 8/24/2022A	50	50
XPO Logistics, Inc., Term Loan, 5.50%, Due 10/15/2022A	35	35

		481

Total Bank Loan Obligations (Cost $16,880)		16,220

CORPORATE OBLIGATIONS - 66.05%
Consumer - 2.88%
Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, Due 2/1/2021B D	300	318
Cott Beverages, Inc.,
6.75%, Due 1/1/2020	250	265
5.375%, Due 7/1/2022	250	249
JBS USA LLC / JBS USA Finance, Inc., 5.875%, Due 7/15/2024B G	375	367
Spectrum Brands, Inc., 5.75%, Due 7/15/2025G	250	267

		1,466

Energy - 2.16%
Approach Resources, Inc., 7.00%, Due 6/15/2021D	250	140
California Resources Corp., 5.50%, Due 9/15/2021	375	258
Chesapeake Energy Corp., 5.375%, Due 6/15/2021	375	243
Lonestar Resources America, Inc., 8.75%, Due 4/15/2019D G	150	100
SM Energy Co., 5.625%, Due 6/1/2025	175	159
Transocean, Inc., 6.875%, Due 12/15/2021	250	198

		1,098

Finance - 7.19%
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.625%, Due 10/30/2020	200	207
Aircastle Ltd.,
6.25%, Due 12/1/2019	100	109
5.50%, Due 2/15/2022	25	26
American Equity Investment Life Holding Co., 6.625%, Due 7/15/2021	250	265
Argos Merger Sub, Inc., 7.125%, Due 3/15/2023G	375	395
Fly Leasing Ltd., 6.75%, Due 12/15/2020	500	526
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, Due 8/1/2020E	500	523
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, Due 8/1/2021D G H	90	84
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, Due 8/1/2018B	250	245
OneMain Financial Holdings, Inc.,
6.75%, Due 12/15/2019G	150	159
7.25%, Due 12/15/2021G	250	261
Oxford Finance LLC / Oxford Finance Co-Issuer, Inc., 7.25%, Due 1/15/2018B D G	250	256
Provident Funding Associates LP / PFG Finance Corp., 6.75%, Due 6/15/2021E G	250	240
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, Due 4/15/2023E	350	361

		3,657

Manufacturing - 20.56%
Abengoa Greenfield S.A., 6.50%, Due 10/1/2019D G	200	76
Activision Blizzard, Inc., 5.625%, Due 9/15/2021G	500	529
AECOM Company, 5.75%, Due 10/15/2022	500	507
Ally Financial, Inc., 5.125%, Due 9/30/2024	350	369
Anixter, Inc., 5.50%, Due 3/1/2023G	250	258
ArcelorMittal, 6.25%, Due 3/1/2021C	250	236
Audatex North America, Inc., 6.00%, Due 6/15/2021G	250	252
Builders FirstSource, Inc., 7.625%, Due 6/1/2021G	250	266
Building Materials Corp., 5.375%, Due 11/15/2024G	500	514
Cemex S.A.B. de C.V., 7.25%, Due 1/15/2021G	500	513
Credit Acceptance Corp., 6.125%, Due 2/15/2021	375	375

	Par Amount	Fair Value
	(000’s)	(000’s)
Entegris, Inc., 6.00%, Due 4/1/2022G	$250	$258
Fiat Chrysler Automobiles N.V., 5.25%, Due 4/15/2023	250	249
First Data Corp.,
11.75%, Due 8/15/2021	250	285
7.00%, Due 12/1/2023G	125	127
Gibraltar Industries, Inc., 6.25%, Due 2/1/2021D	250	258
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	250	266
Huntsman International LLC, 5.125%, Due 11/15/2022B G	250	233
IHS, Inc., 5.00%, Due 11/1/2022	325	328
INEOS Group Holdings S.A., 6.125%, Due 8/15/2018G	500	503
Lear Corp., 5.25%, Due 1/15/2025	250	255
Lennar Corp., 4.875%, Due 12/15/2023	75	75
Meritage Homes Corp., 6.00%, Due 6/1/2025D	150	154
Meritor, Inc., 6.25%, Due 2/15/2024	375	358
Michael Baker International LLC / CDL Acquisition Co. Inc, 8.25%, Due 10/15/2018B D G	500	469
NCI Building Systems, Inc., 8.25%, Due 1/15/2023G	250	265
PaperWorks Industries, Inc., 9.50%, Due 8/15/2019D G	250	249
Platform Specialty Products Corp., 6.50%, Due 2/1/2022G	375	319
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC, 8.25%, Due 2/15/2021B	500	518
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, Due 5/1/2022G	250	234
Springs Industries, Inc., 6.25%, Due 6/1/2021	375	373
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019	250	259
Toll Brothers Finance Corp., 4.875%, Due 11/15/2025	250	250
Zebra Technologies Corp., 7.25%, Due 10/15/2022	250	273

		10,453

Service - 25.50%
Ahern Rentals, Inc., 7.375%, Due 5/15/2023G	250	233
Ancestry.com Holdings LLC, 9.625%, Due 10/15/2018B F G	500	505
Ashtead Capital, Inc., 5.625%, Due 10/1/2024G	375	390
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, Due 4/1/2023B	350	363
Block Communications, Inc., 7.25%, Due 2/1/2020D G	450	452
Cable One, Inc., 5.75%, Due 6/15/2022G	75	77
Cablevision Systems Corp., 7.75%, Due 4/15/2018	500	525
Cardtronics, Inc., 5.125%, Due 8/1/2022	250	243
CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, Due 4/30/2021B	250	262
Clear Channel Worldwide Holdings, Inc., 6.50%, Due 11/15/2022	250	261
Community Health Systems, Inc., 8.00%, Due 11/15/2019	500	520
DaVita HealthCare Partners, Inc., 5.00%, Due 5/1/2025	250	248
DISH DBS Corp., 5.125%, Due 5/1/2020	250	249
Dollar Tree, Inc., 5.75%, Due 3/1/2023B G	250	263
Endo Ltd / Endo Finance LLC / Endo Finco, Inc., 6.00%, Due 7/15/2023B G	450	450
Equinix, Inc.,
5.375%, Due 1/1/2022	250	261
5.375%, Due 4/1/2023	125	130
Health South Corp., 5.75%, Due 11/1/2024G	375	375
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, Due 10/15/2021B	250	262
Horizon Pharma Financing, Inc., 6.625%, Due 5/1/2023G	40	35
Jarden Corp., 5.00%, Due 11/15/2023G	50	51
Landry’s Holdings II, Inc., 10.25%, Due 1/1/2018G	500	515
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, Due 10/15/2023B G	350	330
NCL Corp Ltd.,
5.00%, Due 2/15/2018	200	203
5.25%, Due 11/15/2019G	125	130
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, Due 4/15/2022B G	250	254
Numericable-SFR SAS, 4.875%, Due 5/15/2019G	250	251

	Par Amount	Fair Value
	(000’s)	(000’s)
Peninsula Gaming LLC / Peninsula Gaming Corp., 8.375%, Due 2/15/2018B G	$500	$520
Pinnacle Entertainment, Inc., 7.50%, Due 4/15/2021	500	527
Rite Aid Corp., 6.75%, Due 6/15/2021	250	268
Sally Holdings LLC., 5.75%, Due 6/1/2022B	500	528
Sinclair Television Group, Inc., 5.375%, Due 4/1/2021	250	251

Sirius XM Radio, Inc.,
5.875%, Due 10/1/2020G	175	186
6.00%, Due 7/15/2024G	250	264
TEGNA, Inc., 4.875%, Due 9/15/2021G	135	134
Tenet Healthcare Corp., 5.00%, Due 3/1/2019	250	244
Tops Holding LLC / Tops Markets II Corp., 8.00%, Due 6/15/2022B G	200	207
Tribune Media Co., 5.875%, Due 7/15/2022G	325	334
United Rentals North America, Inc., 6.125%, Due 6/15/2023	375	391
Univision Communications, Inc., 5.125%, Due 5/15/2023G	350	347
Valeant Pharmaceuticals International, Inc., 6.125%, Due 4/15/2025G	350	294
Viking Cruises Ltd., 8.50%, Due 10/15/2022G	250	272
VTR Finance BV, 6.875%, Due 1/15/2024G	375	363

		12,968

Telecommunications - 4.57%
Altice Luxembourg S.A., 7.75%, Due 5/15/2022G	500	481
B Communications Ltd., 7.375%, Due 2/15/2021G	350	380
CyrusOne LP / CyrusOne Finance Corp., 6.375%, Due 11/15/2022E	250	258
Frontier Communications Corp.,
7.125%, Due 3/15/2019	250	254
8.875%, Due 9/15/2020G	75	78
Level 3 Financing, Inc., 5.375%, Due 1/15/2024G	250	253
Sprint Nextel Corp., 6.00%, Due 11/15/2022	125	107
T-Mobile USA, Inc., 6.625%, Due 4/1/2023	500	510

		2,321

Transportation - 0.87%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, Due 2/15/2019B D G	250	217
XPO Logistics, Inc., 6.50%, Due 6/15/2022G	250	223

		440

Utilities - 2.32%
AES Corp., 5.50%, Due 3/15/2024	250	236
Calpine Corp., 5.375%, Due 1/15/2023	500	478
NRG Energy, Inc., 6.625%, Due 3/15/2023	500	465

		1,179

Total Corporate Obligations (Cost $34,497)		33,582

	Shares
SHORT-TERM INVESTMENTS - 5.07% (Cost $2,580)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,579,701	2,580

TOTAL INVESTMENTS - 103.02% (Cost $53,957)		52,382

LIABILITIES, NET OF OTHER ASSETS - (3.02%)		(1,539)

TOTAL NET ASSETS - 100.00%		$50,843

Percentages are stated as a percent of net assets.

A	Term Loan.
B	LLC - Limited Liability Company.

C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
D	Illiquid Security. At period end, the amount of illiquid securities was $3,741 or 7.36% of net assets.
E	LP - Limited Partnership.
F	PIK - Payment in Kind.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,808 or 31.09% of net assets. The Fund has no right to demand registration of these securities.
H	LLLP - Limited Liability Limited Partnership.

Top Ten Holdings (% Net Assets)
Sally Holdings LLC., 5.75%, Due 6/1/2022	1.1
Activision Blizzard, Inc., 5.625%, Due 9/15/2021, 144A	1.1
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, Due 8/1/2020	1.1
Cablevision Systems Corp., 7.75%, Due 4/15/2018	1.1
Fly Leasing Ltd., 6.75%, Due 12/15/20	1.1
Pinnacle Entertainment, Inc., 7.50%, Due 4/15/2021	1.1
Community Health Systems, Inc., 8.00%, Due 11/15/2019	1.0
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.25%, Due 2/15/2021	1.0
Peninsula Gaming LLC / Peninsula Gaming Corp., 8.375%, Due 2/15/2018, 144A	1.0
Landry’s Holdings II, Inc., 10.25%, Due 1/1/2018, 144A	1.0

Total Fund Holdings	205

Sector Allocation (% Investments)
Service	3.7
Manufacturing	2.1
Finance	1.8
Short-Term Investments	4.9
Consumer	0.7
Telecommunications	0.2
Energy	0.5

AMERICAN BEACON EARNEST PARTNERS EMERGING MARKETS EQUITY FUND

October 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil - 9.98%
Common Stocks - (Cost $386)
Banco Bradesco S.A., ADRA	6,139	$33
Cielo S.A.	8,240	79
Embraer S.A.B	8,600	63
Natura Cosmeticos S.A.	2,400	14
Petroleo Brasileiro S.A., Sponsored ADRA B	3,235	16
Qualicorp S.A.	5,200	22

Total Common Stocks		227

Preferred Stocks - (Cost $72)
Itau Unibanco Holding S.A., Sponsored ADRA C	5,727	39

Total Brazil		266

Colombia - 1.95%
Common Stocks - (Cost $82)
Bancolombia S.A., Sponsored ADR A	1,508	52

Czech Republic - 2.33%
Common Stocks - (Cost $68)
Komercni Banka A.S.	300	62

Hong Kong/China - 31.35%
Common Stocks - (Cost $1,004)
Anhui Conch Cement Co., Ltd. H	23,000	70
China BlueChemical Ltd. H	142,000	42
China Oilfield Services Ltd. H	46,000	51
China Petroleum & Chemical Corp., H	84,000	60
China Shipping Container Lines Co., Ltd. HB D E	288,000	108
Dongfeng Motor Group Co., Ltd. H	32,000	46
Great Wall Motor Co., H	49,500	61
Industrial & Commercial Bank of China Ltd. H	99,000	63
Jiangxi Copper Co., Ltd. H	55,000	73
Mindray Medical International Ltd., Class A, Sponsored ADR A	2,193	53
Orient Overseas International Ltd.	16,000	77
Weichai Power Co., Ltd. H	64,000	69
Zhejiang Expressway Co., Ltd. H	50,000	62

Total Hong Kong/China		835

India - 5.41%
Common Stocks - (Cost $103)
HDFC Bank Ltd. ADRA	1,401	86

	Shares	Fair Value
		(000’s)
ICICI Bank Ltd., Sponsored ADRA	6,723	$58

Total India		144

Indonesia - 3.87%
Common Stocks - (Cost $127)
Bank Rakyat Indonesia Persero Tbk PT	76,100	59
Indofood Sukses Makmur Tbk PT	110,100	44

Total Indonesia		103

Malaysia - 1.16%
Common Stocks - (Cost $64)
AMMB Holdings Bhd	28,300	31

Mexico - 3.53%
Common Stocks - (Cost $129)
Controladora Commercial Mexicana, S.A.B. de C.V. F	32,300	94

South Africa - 4.65%
Common Stocks - (Cost $217)
African Rainbow Minerals Ltd.	3,114	12
Anglo American Platinum Ltd.B	459	8
Impala Platinum Holdings Ltd.B	4,583	12
Investec Ltd.	11,059	92

Total South Africa		124

South Korea - 15.05%
Common Stocks - (Cost $428)
CJ Corp.	577	121
Hyundai Mobis Co., Ltd.	286	60
KT Corp.	1,812	47
POSCO	287	46
Samsung Electronics Co., Ltd.	105	127

Total South Korea		401

Taiwan - 11.37%
Common Stocks - (Cost $305)
Advanced Semiconductor Engineering, Inc.	90,000	105
Taiwan Semiconductor Manufacturing Co., Ltd.	25,000	105
Uni-President Enterprises Corp.	54,912	93

Total Taiwan		303

	Shares	Fair Value
		(000’s)
Thailand - 2.93%
Common Stocks - (Cost $102)
Kasikornbank PCLG	9,300	$45
PTT Global Chemical PCLG	20,900	33

Total Thailand		78

Turkey - 2.14%
Common Stocks - (Cost $80)
Akbank T.A.S.	13,928	36
Turkiye Garanti Bankasi A.S.	8,182	21

Total Turkey		57

SHORT-TERM INVESTMENTS - 4.05% (Cost $108)
JPMorgan U.S. Government Money Market Fund, Capital Class	108,291	108

TOTAL INVESTMENTS - 99.77% (Cost $3,275)		2,658
OTHER ASSETS, NET OF LIABILITIES - 0.23%		6

TOTAL NET ASSETS - 100.00%		$2,664

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	A type of Preferred Stock that has no maturity date.
D	Illiquid Security. At period end, the amount of illiquid securities was $108 or 4.05% of net assets.
E	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $108 or 4.05% of net assets.
F	Par value represents units rather than shares.
G	PCL - Public Company Limited (Thailand).

Futures Contracts Open on October 31, 2015:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets December Futures	Long	2	December 2015	$84,370	$5,249

				$84,370	$5,249

Top Ten Holdings (% Net Assets)
CJ Corp.	4.6
China Shipping Container Lines Co., Ltd. H	4.0
Advanced Semiconductor Engineering, Inc.	3.9
Controladora Commercial Mexicana, S.A.B. de C.V.	3.5
Uni-President Enterprises Corp.	3.5
Investec Ltd.	3.4
HDFC Bank Ltd.	3.2
Cielo S.A.	2.9
Samsung Electronics Co. Ltd.	4.7
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9
Total Fund Holdings	44

Sector Allocation (% Equities)
Financials	29.7
Industrials	14.8
Information Technology	13.2
Materials	11.6
Consumer Staples	10.7
Consumer Discretionary	10.3
Energy	5.0
Health Care	2.9
Telecommunication Services	1.8

Country Allocation (% Equities)
Hong Kong/China	32.9
South Korea	15.7
Taiwan	11.9
Brazil	10.4
India	5.6
South Africa	4.9
Indonesia	4.0
Mexico	3.7
Thailand	3.1
Czech Republic	2.4
Turkey	2.2
Colombia	2.0
Malaysia	1.2

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

October 31, 2015 (Unaudited)

		Par AmountG	Fair Value
		(000’s)	(000’s)
Angola - 3.96%
Foreign Government Obligations - 2.33%
Republic of Angola Via Northern Lights III BV, 7.00%, Due 8/16/2019A		$4,500	$4,376

Structured Notes - 1.63%
Angola Ministry of Finance (Issuer Frontera Capital BV), 6.57%, Due 12/31/2023		3,000	3,056

Total Angola (Cost $7,608)			7,432

Argentina - 4.59%
Foreign Government Obligations - 4.59%
Provincia de Buenos Aires,
10.875%, Due 1/26/2021A		350	371
9.95%, Due 6/9/2021A		350	361

Republic of Argentina,
7.00%, Due 4/17/2017		4,500	4,471
8.75%, Due 5/7/2024		3,250	3,422

Total Argentina (Cost $8,327)			8,625

Armenia - 2.71%
Foreign Government Obligations - 2.71%
Republic of Armenia,
6.00%, Due 9/30/2020A		3,400	3,361
7.15%, Due 3/26/2025A		1,750	1,732

Total Armenia (Cost $5,233)			5,093

Bangladesh - 1.99% (Cost $3,727)
Structured Notes - 1.99%
Bangladesh Treasury Bond (Issuer Standard Chartered Bank), 11.25%, Due 2/8/2017B		3,690	3,737

Bosnia and Herzegovina - 0.32%
Foreign Government Obligations - 0.32%
Bosnia & Herzegovina Government Bond,
0.875%, Due 12/11/2017A B	EUR	660	339
0.875%, Due 12/11/2021A B	EUR	542	257

Total Bosnia and Herzegovina (Cost $728)			596

Congo - 0.93% (Cost $1,936)
Foreign Government Obligations - 0.93%
Republic of Congo, 4.00%, Due 6/30/2029A C		2,122	1,740

		Par AmountG	Fair Value
		(000’s)	(000’s)
Dominican Republic - 4.21%
Foreign Government Obligations - 4.21%
Dominican Republic International Bond,
15.95%, Due 6/4/2021A	DOP	$21,500	$587
16.95%, Due 2/4/2022A	DOP	158,000	4,583
10.375%, Due 3/4/2022A	DOP	40,000	884
11.50%, Due 5/10/2024A	DOP	80,000	1,860

Total Dominican Republic (Cost $8,100)			7,914

Ecuador - 3.36%
Foreign Government Obligations - 3.36%
Ecuador Government International Bond, 10.50%, Due 3/24/2020A		4,350	3,611
Republic of Ecuador, 7.95%, Due 6/20/2024A		3,550	2,698

Total Ecuador (Cost $8,078)			6,309

Egypt - 3.11%
Foreign Government Obligations - 3.11%
Arab Republic of Egypt,
5.875%, Due 6/11/2025		4,800	4,487
6.875%, Due 4/30/2040A		1,500	1,344

Total Egypt (Cost $6,212)			5,831

Ethiopia - 3.02% (Cost $5,988)
Foreign Government Obligations - 3.01%
Federal Democratic Republic of Ethiopia, 6.625%, Due 12/11/2024A		6,100	5,657

Gabon - 1.83% (Cost $3,827)
Foreign Government Obligations - 1.83%
Gabon Government International Bond, 6.375%, Due 12/12/2024A		4,000	3,440

Gambia - 1.90% (Cost $3,420)
Structured Notes - 1.90%
Gambia Government (Issuer Frontera Capital BV), 18.55%, Due 8/4/2017D		3,420	3,561

Georgia - 1.71% (Cost $3,325)
Foreign Government Obligations - 1.71%
Republic of Georgia, 6.875%, Due 4/12/2021A		3,000	3,200

		Par AmountG	Fair Value
		(000’s)	(000’s)
Ghana - 3.38%
Foreign Government Obligations - 3.38%
Ghana Government Bond,
16.90%, Due 3/7/2016	GHS	$200	$51
23.00%, Due 2/13/2017	GHS	4,000	1,018
25.48%, Due 4/24/2017	GHS	4,000	1,055
26.00%, Due 6/5/2017	GHS	3,700	998
21.00%, Due 3/23/2020	GHS	900	216

Republic of Ghana,
7.875%, Due 8/7/2023A		1,500	1,287
8.125%, Due 1/18/2026A		2,000	1,699

Total Ghana (Cost $7,629)			6,324

Honduras - 2.70% (Cost $4,990)
Foreign Government Obligations - 2.71%
Honduras Government Bond, 7.50%, Due 3/15/2024A		4,800	5,075

Iraq - 1.95% (Cost $4,096)
Foreign Government Obligations - 1.95%
Republic of Iraq, 5.80%, Due 1/15/2028A		5,000	3,663

Ivory Coast - 3.78% (Cost $7,680)
Foreign Government Obligations - 3.78%
Ivory Coast Government Bond, 5.75%, Due 12/31/2032A B		8,000	7,119

Kenya - 3.72%
Foreign Government Obligations - 3.72%
Kenya Government International Bond,
5.875%, Due 6/24/2019		1,800	1,742
6.875%, Due 6/24/2024A		1,500	1,391

Kenya Infrastructure Bond,
12.00%, Due 9/18/2023	KES	57,400	521
11.00%, Due 10/12/2026	KES	350,000	2,829
Kenya Treasury Bond, 22.954%, Due 10/24/2016	KES	50,000	490

Total Kenya (Cost $8,368)			6,973

Malawi - 2.07% (Cost $4,972)
Structured Notes - 2.07%
Republic of Malawi (Issuer Frontera Capital BV), 25.00%, Due 7/7/2017B		5,130	3,884

	Par AmountG	Fair Value
	(000’s)	(000’s)
Mongolia - 3.94%
Foreign Government Obligations - 0.76%
Mongolia International Bond, 5.125%, Due 12/5/2022A	$1,700	$1,417

Structured Notes - 3.18%
Mongolia Ministry of Finance (Issuer ING Bank NV), 13.175%, Due 3/25/2017	6,700	5,971

Total Mongolia (Cost $7,898)		7,388

Mozambique - 2.80% (Cost $5,841)
Foreign Government Obligations - 2.79%
Moz Ematum Finance, 6.305%, Due 9/11/2020A	5,915	5,252

Nicaragua - 3.42%
Foreign Government Obligations - 0.28%
Republic of Nicaragua, 5.00%, Due 2/1/2019B E	553	524

Structured Notes - 3.14%
Empresa Administradora de Aeropuertos Internacionales (Issuer Zambezi BV), 8.25%, Due 4/8/2024D	6,000	5,890

Total Nicaragua (Cost $6,530)		6,414

Pakistan - 4.65%
Foreign Government Obligations - 2.95%
Islamic Republic of Pakistan,
7.25%, Due 4/15/2019A	4,150	4,312
8.25%, Due 4/15/2024	625	666
7.875%, Due 3/31/2036A	300	284
Pakistan Government International Bond, 6.75%, Due 12/3/2019A	250	259

Structured Notes - 1.71%
Islamic Republic of Pakistan (Issuer Citigroup, Inc.), 11.25%, Due 7/20/2016A B	3,300	3,211

Total Pakistan (Cost $8,798)		8,732

Rwanda - 2.37% (Cost $4,724)
Foreign Government Obligations - 2.37%
Republic of Rwanda, 6.625%, Due 5/2/2023A	4,600	4,438

Senegal - 2.71%
Foreign Government Obligations - 2.71%
Republic of Senegal, 6.25%, Due 7/30/2024A	2,000	1,856
Senegal Government International Bond, 8.75%, Due 5/13/2021A	3,000	3,222

Total Senegal (Cost $5,071)		5,078

		Par AmountG	Fair Value
		(000’s)	(000’s)
Serbia - 2.68%
Foreign Government Obligations - 2.68%
Serbia Treasury Bonds,
10.00%, Due 5/8/2017	RSD	$290,000	$2,808
10.00%, Due 3/20/2021	RSD	165,000	1,724
10.00%, Due 2/5/2022	RSD	46,000	483

Total Serbia (Cost $5,257)			5,015

Seychelles - 0.35% (Cost $640)
Foreign Government Obligations - 0.35%
Republic of Seychelles, 7.00%, Due 1/1/2026A B C		700	651

Sri Lanka - 2.61%
Foreign Government Obligations - 2.61%
Sri Lanka Government International Bond,
5.125%, Due 4/11/2019		2,000	1,965
6.125%, Due 6/3/2025		1,000	944
6.85%, Due 11/3/2025		2,000	1,983

Total Sri Lanka (Cost $4,982)			4,892

Supranational - 1.58% (Cost $3,000)
Foreign Government Obligations - 1.58%
European Bank for Reconstruction & Development, 7.80%, Due 7/24/2017		3,000	2,956

Tanzania - 1.81% (Cost $3,592)
Foreign Government Obligations - 1.81%
Tanzania Government International Bond, 6.538%, Due 3/9/2020A		3,500	3,391

Tunisia - 1.25% (Cost $2,499)
Foreign Government Obligations - 1.25%
Banque Centrale de Tunisie S.A., 5.75%, Due 1/30/2025A		2,500	2,344

Uganda - 2.94%
Foreign Government Obligations - 2.94%
Uganda Government Bond,
13.375%, Due 2/25/2016	UGX	1,000,000	271
12.875%, Due 5/19/2016	UGX	2,750,000	727
10.75%, Due 9/8/2016	UGX	3,700,000	946
14.125%, Due 12/1/2016	UGX	1,300,000	335
10.75%, Due 12/28/2017	UGX	7,000,000	1,651

		Par AmountG	Fair Value
		(000’s)	(000’s)
Uganda Treasury Bill, 0.01%, Due 10/27/2016	UGX	$7,000,000	$1,591

Total Uganda (Cost $7,346)			5,521

Uruguay - 3.07% (Cost $7,396)
Foreign Government Obligations - 3.07%
Uruguay Government International Bond, Inflation Indexed, 5.00%, Due 9/14/2018F	UYU	171,388	5,787

Venezuela - 1.61%
Foreign Government Obligations - 1.61%
Republic of Venezuela,
7.75%, Due 10/13/2019A		3,000	1,185
9.00%, Due 5/7/2023A		1,275	500
8.25%, Due 10/13/2024A		3,500	1,330

Total Venezuela (Cost $4,967)			3,015

Vietnam - 1.49% (Cost $2,758)
Foreign Government Obligations - 1.49%
Vietnam Government International Bond, 4.80%, Due 11/19/2024		2,850	2,798

Zambia - 2.70%
Sovereign Obligations - 0.45%
Zambia Government International Bond, 8.50%, Due 4/14/2024		1,000	844

Foreign Government Obligations - 2.25%
Republic of Zambia, 5.375%, Due 9/20/2022A		500	370
Zambia Government Bond,
10.00%, Due 2/16/2017	ZMW	5,500	381
11.00%, Due 9/2/2017	ZMW	5,000	334
11.00%, Due 9/1/2019	ZMW	4,800	268
11.00%, Due 5/26/2020	ZMW	15,000	776
8.97%, Due 7/30/2027		2,500	2,094

Total Zambia (Cost $6,744)			5,067

		Shares
SHORT-TERM INVESTMENTS - 4.31% (Cost $8,077)
Short-Term Investments - 4.31%
JPMorgan U.S. Government Money Market Fund, Capital Class		8,077,103	8,077

TOTAL INVESTMENTS - 97.53% (Cost $200,363)			182,989

OTHER ASSETS, NET OF LIABILITIES - 2.47%			4,636

TOTAL NET ASSETS - 100.00%			$187,625

Percentages are stated as a percent of net assets.

A	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $9,451 or 5.04% of net assets. The Fund has no right to demand registration of these securities.
E	Illiquid Security. At period end, the amount of illiquid securities was $524 or 0.30% of net assets.
F	Inflation-Indexed Note.
G	In U.S. Dollars unless otherwise noted.

Foreign Currency Contracts open at October 31, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	EUR	8,031,972	12/11/2015	SSB	$273,822	$—	$273,822

					$273,822	$—	$273,822

Glossary

Counterparty Abbreviations:

SSB	State Street Bank & Trust

Currency Abbreviations:
DOP	Dominican Peso	RSD	Dinar
EUR	Euro	UGX	Uganda Shilling
GHS	Ghanaian Cedi	UYU	Uruguayan Peso
KES	Kenyan Shilling	ZMW	Zambian Kwacha

Top Ten Holdings (% Net Assets)
Ivory Coast Government Bond, 5.750%, Due 12/31/32	3.8
Mongolia Ministry of Finance (Issuer ING Bank NV), 13.175%, Due 3/25/2017	3.2
Empresa Administradora de Aeropuertos Internacionales (Issuer Zambezi BV), 8.250%, Due 4/8/2024, 144A	3.2
Uruguay Government International Bond, Inflation Indexed, 5.000%, Due 9/14/2018	3.1
Federal Democratic Republic of Ethiopia, 6.625%, Due 12/11/2024	3.0
Moz Ematum Finance, 6.305%, Due 9/11/2020	2.8
Honduras Government Bond, 7.500%, Due 3/15/2024	2.7
Dominican Republic, 16.950%, Due 2/4/2022	2.5
Arab Republic of Egypt, 5.875%, Due 6/11/2025	2.4
Republic of Argentina, 7.000%, Due 4/17/2017	2.4

Total Fund Holdings	80

Sector Allocation (% Investments)
Short-Term Investments	4.4
Currency	0.0

AMERICAN BEACON SGA GLOBAL GROWTH FUND

October 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 1.50%
Common Stocks - (Cost $146)
MYOB Group Ltd. A	49,729	$117

Brazil - 1.88%
Common Stocks - (Cost $190)
AmBev S.A., ADR B	30,043	146

Denmark - 3.38%
Common Stocks - (Cost $187)
Novo Nordisk A.S., Class B	4,943	263

France - 5.97%
Common Stocks - (Cost $462)
Danone S.A.	4,072	284
Sanofi	1,783	180

Total France		464

Germany - 3.90%
Common Stocks - (Cost $272)
SAP AG, Sponsored ADR B	3,844	303

Hong Kong/China - 8.25%
Common Stocks - (Cost $573)
AIA Group Ltd.	50,924	300
Shandong Weigao Group Medical Co., Ltd. H	114,656	79
Tencent Holdings Ltd.	13,949	263

Total Hong Kong/China		642

India - 2.34%
Common Stocks - (Cost $176)
HDFC Bank Ltd., ADR B	2,984	182

Mexico - 1.98%
Common Stocks - (Cost $152)
Fomento Economico Mexicano, S.A.B. de C.V.,Series B, Sponsored ADR B	1,559	154

Netherlands - 2.67%
Common Stocks - (Cost $235)
Core Laboratories N.V.	1,787	208

	Shares	Fair Value
		(000’s)
South Africa - 1.90%
Common Stocks - (Cost $156)
Shoprite Holdings Ltd.	14,225	$148

South Korea - 1.79%
Common Stocks - (Cost $114)
LG Household & Health Care Ltd.	167	139

Switzerland - 2.71%
Common Stocks - (Cost $185)
Nestle S.A., Reg SC	2,753	211

United Kingdom - 6.42%
Common Stocks - (Cost $460)
Aon PLCD	2,766	258
ARM Holdings PLCD	15,224	241

Total United Kingdom		499

United States - 48.55%
Common Stocks - (Cost $2,854)
Alibaba Group Holding Ltd.A	2,665	223
Alphabet, Inc., Class CA	343	244
Amazon.com, Inc.A	380	238
Amgen, Inc.	1,777	281
Colgate-Palmolive Co.	3,682	244
Equinix, Inc.E	578	171
Kansas City Southern	1,965	163
LinkedIn Corp., Class AA	375	90
Lowe’s Cos., Inc.	3,261	241
MercadoLibre, Inc.	1,490	147
Mondelez International, Inc., Class A	5,107	236
priceline.com, Inc.A	207	300
Regeneron Pharmaceuticals, Inc.A	225	125
Salesforce.com, Inc.A	1,979	154
Schlumberger Ltd.	2,885	225
Starbucks Corp.	3,783	237
State Street Corp.	2,270	157
Visa, Inc., Class A	3,867	300

Total United States		3,776

SHORT-TERM INVESTMENTS - 7.26% (Cost $565)
JPMorgan U.S. Government Money Market Fund, Capital Class	564,966	565

Fair Value
(000’s)
TOTAL INVESTMENTS - 100.50% (Cost $6,727)	$7,817
LIABILITIES, NET OF OTHER ASSETS - (0.50)%	(39)

TOTAL NET ASSETS - 100.00%	$7,778

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
D	PLC - Public Limited Company.
E	REIT - Real Estate Investment Trust.

Futures Contracts Open on October 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Emerging Markets December Futures	Long	2	December 2015	$175,710	$3,633
Mini MSCI Emerging Markets December Futures	Long	1	December 2015	42,185	795
S&P 500 Mini E Index December Futures	Long	2	December 2015	207,370	6,551

				$425,265	$10,979

Top Ten Holdings (% Net Assets)
SAP AG, Sponsored	3.9
Visa, Inc.	3.9
AIA Group Ltd.	3.9
Danone S.A.	3.7
Amgen, Inc.	3.6
Tencent Holdings Ltd.	3.4
Novo Nordisk A.S.	3.4
Aon PLC	3.3
Colgate-Palmolive Co.	3.2
Priceline.com, Inc.	3.9

Total Fund Holdings	35

Sector Allocation (% Equities)
Information Technology	31.1
Consumer Staples	21.5
Consumer Discretionary	14.0
Health Care	12.8
Financials	12.4
Energy	6.0
Industrials	2.2

Country Allocation (% Equities)
United States	52.2
Hong Kong/China	8.8
United Kingdom	6.9
France	6.4
Germany	4.2
Denmark	3.6
Switzerland	2.9
Netherlands	2.9
India	2.5
Mexico	2.1
Brazil	2.0
South Africa	2.0
South Korea	1.9
Australia	1.6

AMERICAN BEACON GROSVENOR LONG/SHORT FUND

October 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
LONG INVESTMENTS
COMMON STOCKS - 78.10%
COMMUNICATIONS - 0.19%
Charter Communications, Inc. A	152	$29

CONSUMER DISCRETIONARY - 22.23%
Auto Components - 1.18%
Delphi Automotive PLCB	1,347	112
Magna International, Inc., Class A	1,349	71

		183

Automobiles - 1.15%
Avis Budget Group, Inc.A	1,008	50
Daimler AG	186	16
General Motors Co.	234	8
Peugeot S.A.A	5,954	105

		179

Commercial Services - 0.13%
Sotheby’s, Class A	586	20

Home Builders - 0.07%
D.R. Horton, Inc.	359	11

Hotels, Restaurants & Leisure - 6.12%
Buffalo Wild Wings, Inc.A	59	9
Caesars Entertainment Corp.A	1,274	10
Carnival Corp.	1,941	105
Chipotle Mexican Grill, Inc.A	63	40
Dunkin’ Brands Group, Inc.	3	0
Hilton Worldwide Holdings, Inc.	1,044	26
Las Vegas Sands Corp.	447	22
Live Nation Entertainment, Inc.A	2,990	82
Melco Crown Entertainment Ltd., ADR D	2,014	38
MGM Resorts InternationalA	6,375	148
Norwegian Cruise Line Holdings Ltd.A	65	4
Pinnacle Entertainment, Inc.A	401	14
Restaurant Brands International, Inc.	3,989	159
Royal Caribbean Cruises Ltd.	147	14
Sands China Ltd.	2,400	9
Starbucks Corp.	2,709	169
Starwood Hotels & Resorts Worldwide, Inc.	712	57
Wyndham Worldwide Corp.	621	51

		957

Household Durables - 0.54%
Mohawk Industries, Inc.A	59	12
Pulte Group, Inc.	859	16
Taylor Morrison Home Corp., Class AA	1,278	24
Tempur Sealy International, Inc.A	430	32

		84

	Shares	Fair Value
		(000’s)
Household Products - 0.38%
CalAtlantic Group, Inc.	1,570	$60

Internet & Catalog Retail - 2.55%
Amazon.com, Inc.A	151	95
Ctrip.com International Ltd., ADRD	810	75
JD.com, Inc., ADRA D	615	17
priceline.com, Inc.A	54	79
SS&C Technologies Holdings, Inc.	1,791	132

		398

Media - 6.00%
Auto Trader Group PLCB E	2,289	14
CBS Corp., Class BF	2,162	100
Comcast Corp., Class A	2,518	157
TS Eventim AG & Co., KGaA	1,457	57
Liberty Global PLC, Series CA B	4,601	195
Liberty Global PLC, Class AA B	1,722	77
Liberty Interactive Corp., QVC Group, Class AA	4,700	128
McGraw-Hill Cos., Inc.	235	22
Rentrak Corp.A	430	24
Time Warner Cable, Inc.	452	86
Viacom, Inc., Class B	1,092	54
Walt Disney Co.	204	23

		937

Retail - 0.24%
Europcar Groupe S.A.A E	2,740	38

Specialty Retail - 2.84%
Abercrombie & Fitch Co., Class A	71	2
Advance Auto Parts, Inc.	276	55
AutoZone, Inc.A	62	49
Dollar Tree, Inc.A	954	62
Home Depot, Inc.	206	25
Lowe’s Cos., Inc.	472	35
MarineMax, Inc.A	757	12
Monro Muffler Brake, Inc.	480	36
Ocado Group PLCA B	17,630	101
Party City Holdco, Inc.A	106	2
Tile Shop Holdings, Inc.A	4,515	66

		445

Textiles & Apparel - 1.03%
Industria de Diseno Textil S.A.	1,050	39
Luxottica Group SpA, ADRD	413	29
Moncler SpA	2,632	42
NIKE, Inc., Class B	388	51

		161

Total Consumer Discretionary		3,473

CONSUMER STAPLES - 3.97%
Beverages - 1.11%
Anheuser-Busch InBev N.V., Sponsored ADRA D	586	71
Coca-Cola Co.	623	26
Davide Campari-Milano SpA	2,969	25
Monster Beverage Corp.A	180	25

	Shares	Fair Value
		(000’s)
PepsiCo, Inc.	259	$26

		173

Food & Drug Retailing - 1.34%
Alimentation Couche-Tard, Inc., Class B	2,237	97
CVS Caremark Corp.	484	48
Mead Johnson Nutrition Co., Class A	141	12
Vitamin Shoppe, Inc.A	932	27
Whole Foods Market, Inc.	912	27

		211

Food Products - 1.20%
Kraft Heinz Co.	1,452	113
Mondelez International, Inc., Class A	1,139	53
Walgreens Boots Alliance, Inc.	264	22

		188

Household Products - 0.32%
Procter & Gamble Co.	664	51

Total Consumer Staples		623

ENERGY - 3.75%
Energy Equipment & Services - 0.64%
Baker Hughes, Inc.	284	15
Halliburton Co.	2,194	84

		99

Oil & Gas - 3.11%
Anadarko Petroleum Corp.	910	61
Apache Corp.	544	26
ConocoPhillips	728	39
EOG Resources, Inc.	475	41
Marathon Petroleum Corp.	923	48
Noble Energy, Inc.	960	34
Occidental Petroleum Corp.	802	60
Phillips 66	310	28
Pioneer Natural Resources Co.	775	105
Valero Energy Corp.	640	42

		484

Total Energy		583

FINANCIALS - 14.74%
Banks - 10.31%
American Business BankA	910	28
Bank of Marin Bancorp	702	37
Cambridge Bancorp	551	27
Capital City Bank Group, Inc.	1,846	29
Cardinal Financial Corp.	780	18
Carolina Bank Holdings, Inc.A	401	6
CenterState Banks, Inc.	1,193	17
Central Pacific Financial Corp.	739	17
Citizens Financial Group	3,650	89
Comerica, Inc.	747	32
Commerce West BankA	1,922	21
Community Financial Corp.	810	17
CU BancorpA	1,836	44
Farmers & Merchants Bank of Long Beach	4	24
Farmers Capital Bank Corp.A	1,438	39

	Shares	Fair Value
		(000’s)
Fifth Third Bancorp	1,427	$27
First Bancorp/NC	1,600	30
First Connecticut Bancorp Inc.	1,259	22
First of Long Island Corp.	2,038	57
First Security Group, Inc.A	7,258	17
First South Bancorp Inc.	2,258	18
Guaranty Bancorp	1,648	27
Hancock Holding Co.	830	23
Horizon Bancorp	77	2
Huntington Bancshares, Inc.	2,109	23
Iberiabank Corp.	156	9
Independent Bank Group, Inc.	215	8
MBT Financial Corp.A	4,259	27
OceanFirst Financial Corp.	1,045	19
Old Line Bancshares, Inc.	2,219	38
Opus Bank	601	22
Orrstown Financial Services, Inc.	1,308	23
Pacific Premier Bancorp, Inc.A	1,065	23
Peapack Gladstone Financial Corp.	1,341	30
People’s Utah Bancorp	1,369	23
PNC Financial Services Group, Inc.	304	27
Preferred Bank	1,209	40
Premier Financial Bancorp, Inc.	1,547	23
Provident Bancorp, Inc.A	2,167	27
Pulaski Financial Corp.	2,020	30
Regions Financial Corp.	7,037	66
Republic First Bancorp, Inc.A	7,397	29
Riverview Bancorp, Inc.	3,734	18
Seacoast Banking Corp. of FloridaA	1,821	28
Shawbrook Group PLCA B E	2,081	11
Shore Bancshares, Inc.	2,600	26
Southeastern Bank Financial Corp.	844	28
Southern First Bancshares, Inc.A	2,305	53
Sterling Bancorp	3,024	47
Suffolk Bancorp	1,325	40
Sussex Bancorp	2,160	28
SVB Financial GroupA	156	19
TCF Financial Corp.	2,379	37
Timberland Bancorp, Inc.	2,550	31
Trico Bancshares	552	15
Triumph Bancorp, Inc.A	1,334	22
Veritex Holdings, Inc.A	2,014	35
Xenith Bankshares, Inc.A	3,555	22

		1,615

Diversified Financials - 2.30%
Ally Financial, Inc.A	3,892	77
Apollo Global Management LLC, Class AG H	1,794	33
Blackstone Group, LPH I	324	11
Cascade BancorpA	5,133	29
Euronet Worldwide, Inc.A	155	12
Fortress Investment Group LLC, Class AG H	3,797	21
ICICI Bank Ltd., Sponsored ADRD	1,766	15
Moody’s Corp.	228	22
NorthStar Asset Management Group Inc.	2,114	31

	Shares	Fair Value
		(000’s)
Och-Ziff Capital Management Group LLC, Class AG	659	$5
Pacific Continental Corp.	2,045	29
Santander Consumer USA Holdings, Inc.	1,500	27
Texas Capital Bancshares, Inc.A	858	47

		359

Insurance - 0.79%
Aon PLCB	451	42
Chubb Corp.	367	47
First American Financial Corp.	232	9
Stewart Information Services Corp.	661	27

		125

Real Estate - 1.34%
Brookdale Senior Living, Inc.A	2,377	51
Heritage Oaks Bancorp	4,580	40
NorthStar Realty Finance Corp.A J	1,104	13
Public Storage, Inc.J	114	26
Realogy Holdings Corp.A	1,179	47
Rightmove PLCB	599	35

		212

Total Financials		2,311

HEALTH CARE - 10.15%
Biotechnology - 1.31%
Celgene Corp.A	220	27
Gilead Sciences, Inc.	391	42
Quintiles Transnational Holdings, Inc.A	1,770	113
Vertex Pharmaceuticals, Inc.A	180	22

		204

Health Care Equipment & Supplies - 1.32%
Medtronic PLCB	1,875	139
St. Jude Medical, Inc.	316	20
Thermo Fisher Scientific, Inc.	361	47

		206

Health Care Providers & Services - 3.62%
Aetna, Inc.	223	26
Cerner Corp.A	492	33
Cigna Corp.	586	79
Express Scripts Holding Co.A	23	2
Humana, Inc.	201	36
IMS Health Holdings, Inc.A	4,354	118
McKesson Corp.	337	60
Service Corp International	1,090	31
UnitedHealth Group, Inc.	618	73
VCA Antech, Inc.A	1,950	106

		564

Pharmaceuticals - 3.90%
Allergan PLCA B	514	160
Bristol-Myers Squibb Co.	1,008	66
Endo International PLCA B	2,135	129
GlaxoSmithKline PLC, Sponsored ADRB D	620	27
Johnson & Johnson	383	39
Nortek, Inc.A	345	21
Pfizer, Inc.	2,277	77
Roche Holding AG Genusschein	67	18

	Shares	Fair Value
		(000’s)
Teva Pharmaceutical Industries Ltd., Sponsored ADRD	358	$21
Valeant Pharmaceuticals International, Inc.	570	53

		611

Total Health Care		1,585

INDUSTRIALS - 4.57%
Aerospace & Defense - 1.54%
Meggitt PLCB	5,335	29
Precision Castparts Corp.	418	96
TransDigm Group, Inc.	527	117

		242

Airlines - 2.07%
Delta Air Lines, Inc.	5,253	267
Hawaiian Holdings, Inc.A	749	26
United Continental Holdings, Inc.	512	31

		324

Commercial Services & Supplies - 0.34%
CyrusOne, Inc.J	1,512	53

Construction & Engineering - 0.13%
Fluor Corp.	410	20

Energy - 0.26%
SolarCity Corp.A	1,356	40

Road & Rail - 0.23%
Norfolk Southern Corp.	192	15
Union Pacific Corp.	225	20

		35

Total Industrials		714

INFORMATION TECHNOLOGY - 9.80%
Communications - 0.76%
Facebook, Inc., Class AA	1,162	118

Communications Equipment - 0.31%
CommScope Holding Co., Inc.A	1,514	49

Computers & Peripherals - 0.80%
EMC Corp.	991	26
HP, Inc.	1,276	34
Western Digital Corp.	956	64

		124

Electronic Equipment & Instruments - 0.49%
OSI Systems, Inc.A	884	76

Internet Software & Services - 3.17%
Alphabet Inc., Class AA	155	114
Alphabet, Inc., Class CA	172	123
Baidu, Inc., Sponsored ADRA D	49	9
comScore, Inc.A	355	15
LinkedIn Corp., Class AA	133	32
Tencent Holdings Ltd.	4,278	81
Yahoo! Inc.A	3,416	123

		497

	Shares	Fair Value
		(000’s)
IT Consulting & Services - 1.11%
Cognizant Technology Solutions Corp., Class AA	688	$47
Fiserv, Inc.A	276	27
Visa, Inc., Class A	1,282	99

		173

Semiconductor Equipment & Products - 0.63%
Altera Corp.	530	27
Broadcom Corp., Class A	889	45
SunEdison, Inc.A	3,497	26

		98

Software - 2.53%
CDK Global, Inc.	1,519	75
Constellation Software Inc.	100	43
Ellie Mae, Inc.A	847	62
Microsoft Corp.	1,078	57
Nimble Storage, Inc.A	2,239	51
Red Hat, Inc.A	785	62
Salesforce.com, Inc.A	104	8
Take-Two Interactive Software, Inc.	363	12
VMware, Inc., Class AA	417	25

		395

Total Information Technology		1,530

MATERIALS - 4.98%
Chemicals - 2.72%
Air Products & Chemicals, Inc.	306	43
CF Industries Holdings, Inc.	2,655	135
LyondellBasell Industries N.V., Class A	1,606	149
PPG Industries, Inc.	244	25
Sigma-Aldrich Corp.	507	71

		423

Construction Materials - 0.58%
Buzzi Unicem SpA	2,623	45
Eagle Materials, Inc.	471	31
Martin Marietta Materials, Inc.	97	15

		91

Containers & Packaging - 1.27%
Berry Plastics Group, Inc.A	1,933	65
Jarden Corp.A	2,986	134

		199

Metals & Mining - 0.21%
Barrick Gold Corp.	2,792	21
Impala Platinum Holdings Ltd.A	4,226	12

		33

Paper & Forest Products - 0.20%
Canfor Corp.A	2,232	32

Total Materials		778

TELECOMMUNICATION SERVICES - 2.59%
Diversified Telecommunication Services - 1.53%
Koninklijke KPN N.V.	14,877	55
Telefonica Deutschland Holding AG	10,573	68

	Shares	Fair Value
		(000’s)
Verizon Communications, Inc.	2,494	$117

		240

Wireless Telecommunication Services - 1.06%
Cable & Wireless Communications PLCA B	117,540	133
Central Valley Community Bancorp	2,797	32

		165

Total Telecommunication Services		405

UTILITIES - 1.13%
Gas Utilities - 0.65%
Sempra Energy	986	101

Utilities - 0.48%
NextEra Energy, Inc.	734	75

Total Utilities		176

Total COMMON STOCKS (Cost $11,771)		12,207

WARRANTS - 0.00% (Cost $0)
ENERGY - 0.00%
Kinder Morgan, Inc., 5/25/2017, Strike Price $40K	307	0

SHORT-TERM INVESTMENTS - 15.63% (Cost $2,441)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,441,282	2,441

Total LONG INVESTMENTS (Cost $14,208)		14,648

	Shares	Fair Value
		(000’s)
SECURITIES SOLD SHORT
COMMON STOCKS - (25.44)%
CONSUMER DISCRETIONARY - (3.25)%
Auto Components - (0.19)%
Autoliv, Inc.A	(240)	$(29)

Automobiles - (0.72)%
Fiat Chrysler Automobiles N.V.A	(1,577)	(23)
Ford Motor Co.	(1,165)	(17)
General Motors Co.	(1,370)	(48)
Tesla Motors, Inc.A	(33)	(7)
Toyota Motor Corp., Sponsored ADRD	(140)	(17)

		(112)

Hotels, Restaurants & Leisure - (0.08)%
Carnival Corp.	(71)	(4)
China Lodging Group Ltd., Sponsored ADRA D	(11)	0
Hyatt Hotels Corp., Class AA	(162)	(8)
Wynn Resorts Ltd.	(21)	(1)

		(13)

Household Durables - (0.01)%
Leggett & Platt, Inc.	(23)	(1)

Internet & Catalog Retail - (0.01)%
SS&C Technologies Holdings, Inc.	(14)	(1)

Leisure Equipment & Products - (0.16)%
BRP, Inc.A	(416)	(7)
Polaris Industries, Inc.	(151)	(17)

		(24)

Media - (0.49)%
Discovery Communications, Inc., Class AA	(181)	(5)
Mediaset SpA	(943)	(5)
Netflix, Inc.A	(221)	(24)
Nexstar Broadcasting Group, Inc., Class A	(109)	(6)
Rocket Internet SEA E	(47)	(1)
Scripps Networks Interactive, Inc., Class A	(110)	(7)
Sinclair Broadcast Group, Inc., Class A	(179)	(5)
Walt Disney Co.	(215)	(24)
Zillow Group, Inc., Class AA	(13)	0

		(77)

Multiline Retail - (0.86)%
Canadian Tire Corp., Ltd., Class A	(840)	(73)
Dollar General Corp.	(408)	(28)
Kohl’s Corp.	(475)	(22)
Macy’s, Inc.	(201)	(10)
Target Corp.	(8)	(1)

		(134)

Specialty Retail - (0.10)%
Best Buy Co., Inc.	(10)	0
Brown Group PLCB	(660)	(4)

	Shares	Fair Value
		(000’s)
Hennes & Mauritz AB, Class B	(307)	$(12)

		(16)

Textiles & Apparel - (0.63)%
Adidas AG	(369)	(33)
Five Below, Inc.A	(50)	(2)
Hugo Boss AG	(3)	0
lululemon athletica, Inc.A	(161)	(8)
Ralph Lauren Corp.	(100)	(11)
Swatch Groug AG	(116)	(45)

		(99)

Total Consumer Discretionary		(506)

CONSUMER STAPLES - (0.66)%
Beverages - (0.03)%
Diageo PLCB	(97)	(3)
PepsiCo, Inc.	(15)	(2)

		(5)

Food & Drug Retailing - (0.17)%
Kroger Co.	(163)	(6)
Tesco PLCB	(1,829)	(5)
United Natural Foods, Inc.A	(151)	(8)
Wal-Mart Stores, Inc.	(70)	(4)
WM Morrison Supermarkets PLCB	(1,355)	(4)

		(27)

Food Products - (0.38)%
Archer Daniels Midland Co.	(203)	(9)
Hain Celestial Group, Inc.A	(230)	(11)
Hershey Co.	(86)	(8)
JM Smucker Co.	(134)	(16)
Walgreens Boots Alliance, Inc.	(189)	(16)

		(60)

Household Products - (0.08)%
Kimberly-Clark Corp.	(107)	(13)

Total Consumer Staples		(105)

ENERGY - (3.31)%
Energy Equipment & Services - (1.29)%
National Oilwell Varco, Inc.	(2,636)	(99)
Schlumberger Ltd.	(1,298)	(102)

		(201)

Oil & Gas - (2.02)%
Apache Corp.	(421)	(20)
Chevron Corp.	(1,025)	(93)
Devon Energy Corp.	(655)	(27)
Hess Corp.	(805)	(45)
Marathon Petroleum Corp.	(701)	(36)
Occidental Petroleum Corp.	(893)	(67)
Royal Dutch Shell PLC, Class A, Sponsored ADRB D	(477)	(25)

		(313)

Total Energy		(514)

	Shares	Fair Value
		(000’s)
FINANCIALS - (5.68)%
Banks - (3.96)%
BNC Bancorp	(401)	$(9)
Canadian Imperial Bank of CommerceA	(530)	(41)
Capital Bank Financial Corp., Class A	(266)	(9)
Clifton Bancorp, Inc.	(857)	(12)
Community Bank System, Inc.	(900)	(37)
CVB Financial Corp.	(1,600)	(28)
Dime Community Bancshares, Inc.	(245)	(4)
FCB Financial Holdings, Inc., Class AA	(280)	(10)
First Financial Bankshares, Inc.	(480)	(16)
First Merchants Corp.	(325)	(9)
Flushing Financial Corp.	(211)	(4)
Glacier Bancorp, Inc.	(1,511)	(41)
Heritage Commerce Corp.	(366)	(4)
Home Bancshares, Inc.	(110)	(5)
Independent Bank Corp.	(657)	(31)
Investors Bancorp, Inc.	(2,527)	(32)
LegacyTexas Financial Group, Inc.	(1,068)	(31)
MB Financial, Inc.	(633)	(20)
Northwest Bancshares, Inc.	(1,305)	(18)
PrivateBancorp, Inc.	(378)	(16)
Prosperity Bancshares, Inc.	(660)	(34)
Renasant Corp.	(1,082)	(37)
Signature Bank A	(32)	(5)
Southside Bancshares, Inc.	(273)	(7)
State Bank Financial Corp.	(667)	(14)
TFS Financial Corp.	(995)	(17)
Trustco Bank Corp NY	(4,368)	(27)
United Bankshares, Inc.	(1,007)	(40)
Washington Trust Bancorp, Inc.	(107)	(4)
Westamerica Bancorporation	(830)	(37)
Western Alliance BancorpA	(714)	(26)

		(625)

Diversified Financials - (0.95)%
Capitol Federal Financial, Inc.	(1,721)	(22)
Goldman Sachs Group, Inc.	(138)	(26)
Kearny Financial Corp.	(370)	(4)
Meridian Bancorp, Inc.	(2,305)	(32)
Northfield Bancorp, Inc.	(2,188)	(34)
Oritani Financial Corp.	(1,888)	(30)

		(148)

Insurance - (0.38)%
ACE Ltd.	(221)	(25)
Aon PLCB	(273)	(25)
CNP Assurances	(689)	(10)

		(60)

Real Estate - (0.39)%
Acadia Realty TrustJ	(95)	(3)
Camden Property TrustJ	(80)	(6)
CoreSite Realty Corp.J	(14)	(1)
Digital Realty Trust, Inc.J	(53)	(4)
Empire State Realty Trust, Inc.J	(155)	(3)
Essex Property Trust, Inc.J	(30)	(7)

	Shares	Fair Value
		(000’s)
Federal Realty Investment TrustJ	(22)	$(3)
HCP, Inc.J	(145)	(5)
Highwoods Properties, Inc.J	(71)	(3)
Public Storage, Inc.J	(8)	(2)
UDR, Inc.J	(189)	(7)
Ventas, Inc.J	(350)	(19)

		(63)

Total Financials		(896)

HEALTH CARE - (2.13)%
Health Care Equipment & Supplies - (0.92)%
Baxter International, Inc.	(732)	(27)
Intuitive Surgical, Inc.A	(104)	(52)
Stryker Corp.	(405)	(39)
Varian Medical Systems, Inc.A	(322)	(25)

		(143)

Health Care Providers & Services - (1.14)%
AmerisourceBergen Corp.	(282)	(27)
Anthem, Inc.	(592)	(83)
Cardinal Health, Inc.	(241)	(20)
DaVita HealthCare Partners, Inc.A	(353)	(27)
HCA Holdings, Inc.	(285)	(20)

		(177)

Pharmaceuticals - (0.07)%
Abbott Laboratories	(226)	(10)
Novartis AG	(17)	(2)

		(12)

Total Health Care		(332)

INDUSTRIALS - (4.21)%
Aerospace & Defense - (0.57)%
Aircastle Ltd.	(657)	(15)
Boeing Co.	(275)	(41)
Northrop Grumman Corp.	(84)	(16)
United Technologies Corp.	(181)	(18)

		(90)

Air Freight & Couriers - (0.19)%
United Parcel Service, Inc., Class B	(285)	(29)

Airlines - (0.07)%
American Airlines Group, Inc.	(244)	(11)

Commercial Services & Supplies - (0.04)%
Waste Management, Inc.	(117)	(6)

Industrial Conglomerates - (0.35)%
3M Co.	(344)	(54)

Machinery - (2.02)%
Caterpillar, Inc.	(1,431)	(105)
Cummins, Inc.	(567)	(59)
Danaher Corp.	(221)	(21)
Deere & Co.	(113)	(9)
Hitachi Construction Machinery Co., Ltd.	(100)	(2)
Kone Oyj, Class B	(17)	(1)

	Shares	Fair Value
		(000’s)
KUKA AG	(31)	$(3)
MAN SE	(78)	(8)
PACCAR, Inc.	(511)	(27)
Parker Hannifin Corp.	(700)	(73)
WABCO Holdings, Inc.A	(100)	(11)

		(319)

Road & Rail - (0.33)%
Heartland Express, Inc.	(53)	(1)
Knight Transportation, Inc.	(20)	(1)
Union Pacific Corp.	(437)	(38)
Werner Enterprises, Inc.	(420)	(11)

		(51)

Trading Companies & Distributors - (0.56)%
Fastenal Co.	(971)	(38)
WW Grainger, Inc.	(233)	(49)

		(87)

Transportation Infrastructure - (0.08)%
Aeroports de Paris	(95)	(12)

Total Industrials		(659)

INFORMATION TECHNOLOGY - (4.80)%
Communications Equipment - (0.70)%
Corning, Inc.	(4,255)	(79)
Motorola Solutions, Inc.	(427)	(30)
Palo Alto Networks, Inc.A	(6)	(1)

		(110)

Computers & Peripherals - (1.25)%
Apple, Inc.	(879)	(105)
International Business Machines Corp.	(637)	(89)

		(194)

Internet Software & Services - (0.46)%
Equinix, Inc.J	(67)	(20)
LinkedIn Corp., Class AA	(185)	(45)
LogMeIn, Inc.A	(27)	(2)
Wirecard AG	(94)	(5)
Zillow Group, Inc., Class CA	(27)	(1)

		(73)

IT Consulting & Services - (0.86)%
Accenture, PLC, Class AB	(299)	(32)
Infosys Technologies Ltd., Sponsored ADRD	(5,625)	(103)

		(135)

Office Electronics - (0.04)%
Canon, Inc.	(202)	(6)

Semiconductor Equipment & Products - (0.26)%
Avago Technologies, Ltd.	(142)	(17)
Skyworks Solutions, Inc.	(304)	(23)

		(40)

Software - (1.23)%
Adobe Systems, Inc.A	(747)	(67)
Citrix Systems, Inc.A	(10)	(1)
Electronic Arts, Inc.A	(216)	(16)
Imperva, Inc.A	(5)	0

	Shares	Fair Value
		(000’s)
Microsoft Corp.	(356)	$(19)
NetSuite, Inc.A	(30)	(3)
Paylocity Holding Corp.A	(13)	0
PayPal Holdings, Inc.A	(652)	(23)
Qlik Technologies, Inc.A	(35)	(1)
Salesforce.com, Inc.A	(5)	0
SAP AG, Sponsored ADRD	(74)	(6)
Ultimate Software Group, Inc.A	(38)	(8)
Workday, Inc., Class AA	(613)	(48)

		(192)

Total Information Technology		(750)

MATERIALS - (1.30)%
Chemicals - (0.87)%
Air Products & Chemicals, Inc.	(232)	(32)
LyondellBasell Industries N.V., Class A	(572)	(53)
Potash Corp of Saskatchewan, Inc.	(1,160)	(23)
The Mosaic Co.	(768)	(26)

		(134)

Metals & Mining - (0.43)%
First Quantum Minerals Ltd.	(3,812)	(20)
Glencore Xstrata PLCB	(27,157)	(47)

		(67)

Total Materials		(201)

TELECOMMUNICATION SERVICES - (0.10)%
Deutsche Telekom AG	(475)	(9)
Telenor ASA	(325)	(6)

Total Telecommunication Services		(15)

Total COMMON STOCKS (Proceeds $(3,870))		(3,978)

EXCHANGE TRADED FUNDS - -6.64%
Consumer Discretionary Select Sector SPDR Fund	(690)	(56)
Consumer Staples Select Sector SPDR Fund	(1,094)	(55)
Energy Select Sector SPDR Fund	(349)	(24)
Financial Select Sector SPDR Fund	(1,019)	(25)
Health Care Select Sector SPDR Fund	(360)	(26)
Industrial Select Sector SPDR Fund	(630)	(34)
iShares China Large-Cap Fund	(300)	(11)
iShares MSCI Australia Fund	(3,496)	(66)
iShares MSCI Brazil Capped Fund	(4,557)	(105)
iShares MSCI Chile Capped Fund	(630)	(22)
iShares MSCI EAFE Fund	(366)	(22)
iShares MSCI Emerging Markets Fund	(2,151)	(75)
iShares MSCI South Korea Capped Fund	(423)	(23)
iShares NASDAQ Biotechnology Fund	(143)	(47)
iShares Russell 2000 Growth Fund	(135)	(19)
iShares Russell 2000 Index Fund	(385)	(44)
iShares Russell 2000 Value Index Fund	(591)	(56)
iShares STOXX Europe 600 UCITS	(794)	(33)
Market Vectors Agribusiness Fund	(454)	(22)
Market Vectors Russia Fund	(505)	(8)
Market Vectors Steel Index Fund	(675)	(16)
Materials Select Sector SPDR Fund	(155)	(7)

	Shares	Fair Value
		(000’s)
PowerShares Emerging Markets Sovereign Debt ETF	(455)	$(13)
SPDR S&P 500 ETF Trust	(270)	(56)
SPDR S&P Emerging Markets SmallCap ETF	(836)	(33)
SPDR S&P Retail Fund	(305)	(14)
SPDR S&P Telecom Fund	(164)	(9)
Technology Select Sector SPDR Fund	(898)	(39)
Utilities Select Sector SPDR Fund	(1,008)	(44)
Vanguard FTSE Emerging Markets Fund	(958)	(33)

Total Exchange Traded Funds (Proceeds $(995))		(1,037)

Total Securities Sold Short (Proceeds $(4,865))		(5,015)

Total Investments in Securities (excludes securities sold short) - 93.73% (Cost $14,208)		14,648
Total Securities Sold Short - (32.08)% (Proceeds $(4,865))		(5,015)

OTHER ASSETS, NET OF LIABILITIES - 38.35%		5,991

TOTAL NET ASSETS - 100.00%		$15,623

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
D	ADR - American Depositary Receipt.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $62 or 0.39% of net assets. The Fund has no right to demand registration of these securities.
F	Non-voting participating shares.
G	LLC - Limited Liability Company.
H	MLP - Master Limited Partnership.
I	LP - Limited Partnership.
J	REIT - Real Estate Investment Trust.
K	Warrant

Forward Contracts open at October 31, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BUY	SEK	10,078	1/20/2016	MSC	$—	$(126)	$(126)
BUY	GBP	21,282	1/20/2016	MSC	199	—	199
BUY	GBP	5,704	1/20/2016	MSC	47	—	47
SELL	SEK	2,176	1/20/2016	MSC	10	—	10
SELL	EUR	153,945	1/20/2016	MSC	1,723	—	1,723
SELL	EUR	6,506	1/20/2016	MSC	38	—	38
SELL	SEK	7,902	1/20/2016	MSC	47	—	47
SELL	EUR	5,805	1/20/2016	MSC	13	—	13
SELL	GBP	180,220	1/20/2016	MSC	—	(392)	(392)
SELL	GBP	8,674	1/20/2016	MSC	—	(30)	(30)

					$2,077	$(548)	$1,529

Swaps Open at October 31, 2015:

Description	Reference Entity	Counterparty	Rate Received (Paid)	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation (Depreciation)
1-Month GBP-LIBOR	Royal Dutch Shell, PLC	MSC	1.008%	1/16/2017	917	15,519	$(33)
1-Month GBP-LIBOR	Wizz Air Holdings, PLC	MSC	1.008%	1/16/2017	1,223	25,016	(2,837)
1-Month EUR-EURIBOR	Ryanair Holdings	MSC	0.387%	4/10/2017	2,719	36,503	(13)
1-Day USD-FEDEF	Marriot International	MSC	0.620%	5/22/2017	802	57,906	3,720
1-Day USD-FEDEF	NVR, Inc.	MSC	0.620%	5/22/2017	63	97,468	5,711
1-Day USD-FEDEF	Wyndham Worldwide Hotel Corp.	MSC	0.620%	5/22/2017	463	34,216	3,449
1-Day GBP-SONIA	Intercontinental Hotel Group	MSC	(0.812%)	7/24/2017	2	48	(7)
1-Day USD-FEDEF	Alaska Air Group, Inc.	MSC	0.380%	7/24/2017	752	55,588	1,752
1-Day USD-FEDEF	Brunswick Corp.	MSC	0.380%	7/24/2017	574	28,734	2,153
1-Day USD-FEDEF	Kroger Co.	MSC	0.620%	7/24/2017	2,109	78,691	1,029
1-Day USD-FEDEF	Louisiana Pacific Corp.	MSC	0.620%	7/24/2017	1,576	23,341	4,492
1-Day USD-FEDEF	Costco Wholesale Corp.	MSC	0.620%	7/24/2017	490	74,557	2,922
1-Day USD-FEDEF	Constellation Brands, Inc.	MSC	0.620%	7/24/2017	583	75,306	3,282
1-Day USD-FEDEF	United Continental Holdings	MSC	0.620%	7/24/2017	1,194	64,832	7,178
1-Day EUR-EONIA	Airbus Goup	MSC	(0.543%)	8/21/2017	453	25,568	(3,447)
1-Day USD-FEDEF	MTN Group Ltd.	MSC	(1.420%)	10/5/2017	1,290	17,337	2,609
1-Day USD-FEDEF	Repsol	MSC	(0.620%)	10/5/2017	1,880	24,474	747
1-Day GBP-SONIA	Zoopla Property Group, PLC	MSC	(0.569%)	10/2/2115	400	842	(198)
1-Day GBP-SONIA	Pets at Home Group, PLC	MSC	(1.212%)	10/2/2115	369	1,039	(39)
1-Day EUR-EONIA	Nexans SA	MSC	(1.004%)	10/2/2115	125	3,803	(794)
1-Day GBP-SONIA	Pearson, PLC	MSC	(0.812%)	10/2/2115	360	4,170	1,647
1-Day GBP-SONIA	Kingfisher, PLC	MSC	(0.798%)	10/2/2115	389	1,399	40
1-Day GBP-SONIA	Sainsbury, PLC	MSC	(0.798%)	10/2/2115	2,481	6,385	(346)
1-Day GBP-SONIA	Relx, PLC	MSC	(0.798%)	10/2/2115	604	6,787	(357)
1-Day EUR-EONIA	Distribuidora Internacional	MSC	(0.629%)	10/2/2115	1,163	6,321	(451)
1-Day EUR-EONIA	Casino Guichard Perrachon	MSC	(0.529%)	10/2/2115	69	3,362	(275)
1-Day EUR-EONIA	M6-Metropole Television	MSC	(0.529%)	10/2/2115	193	3,289	(99)
1-Day EUR-EONIA	Television Francaise	MSC	(0.529%)	10/2/2115	215	2,609	100
1-Day EUR-EONIA	EDF	MSC	(0.529%)	10/2/2115	182	2,847	(259)
1-Day BRL-FEDEF	Cielo, S.A.	MSC	(0.270%)	10/2/2115	131	4,511	(74)
1-Day EUR-EONIA	Accor, S.A.	MSC	0.407%	10/2/2115	1,061	44,094	4,294

Description	Reference Entity	Counterparty	Rate Received (Paid)	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation (Depreciation)
1-Day BRL-FEDEF	LPS Brasil Cons de Imoveis	MSC	0.580%	10/2/2115	2,949	8,127	$(501)
1-Day EUR-EONIA	Fineco Bank SPA	MSC	0.621%	10/2/2115	4,675	28,236	4,345
1-Day TWD-FEDEF	Formosa Petromechincal Corp.	MSC	(0.995%)	10/5/2115	2,000	153,704	(138)
1-Day AUD-RBACR	Wesfarmers Ltd.	MSC	(0.700%)	10/5/2115	59	2,355	21
1-Day AUD-RBACR	Woolworth Ltd.	MSC	(0.700%)	10/5/2115	330	8,576	442
1-Day HKD-HONIX	Hong Kong China Gas	MSC	(0.512%)	10/5/2115	1,000	14,777	(125)
1-Day HKD-HONIX	HK Electric Investments	MSC	(0.412%)	10/5/2115	2,000	11,032	(112)
1-Day TWD-FEDEF	China Steel Corp.	MSC	(0.395%)	10/5/2115	18,000	340,108	(419)

							$39,409

Equity Options (Purchased) at October 31, 2015:

Description	Expiration Date	Number of Contracts	Currency	Exercise Price	Notional Amount	Fair Value	Cost	Unrealized Appreciation (Depreciation)
Call - Melco Crown Entertainment Ltd.	10/30/2015	11	USD	20.00	1,100	$11	$505	$(494)
Put - Tesla Motors, Inc.	11/6/2015	2	USD	190.00	200	646	681	(35)
Call - Herbalife Ltd.	11/6/2015	2	USD	62.00	200	326	326	—
Call - United States Oil Fund LP	11/20/2015	10	USD	17.00	1,000	70	570	(500)
Call - Royal Caribbean Cruises Ltd.	11/20/2015	1	USD	100.00	100	183	132	51
Call - CBS Corp.	11/20/2015	11	USD	48.00	1,100	1,210	1,364	(154)
Call - Ocado Group, PLC	11/20/2015	2	GBP	4.05	2,000	154	21	133
Call - Abercrombie & Fitch Co.	11/20/2015	3	USD	21.00	300	393	268	125
Put - Carnival Corp.	11/20/2015	7	USD	43.00	700	56	386	(330)
Put - SPDR S&P 500 ETF Trust	11/20/2015	23	USD	190.00	2,300	4,601	4,601	—
Call - Nimble Storage Inc.	12/18/2015	1	USD	22.50	100	184	168	16
Call - Dunkin’ Brands Group Inc.	12/18/2015	3	USD	42.50	300	270	410	(140)
Call - CBS Corp.	12/18/2015	11	USD	50.00	1,100	1,057	1,056	1
Call - Sodastream International Ltd.	1/15/2016	3	USD	55.00	300	15	16	(1)
Put - Financial Select Sector SPDR F	1/15/2016	72	USD	21.00	7,200	720	2,775	(2,055)
Put - Financial Select Sector SPDR F	1/15/2016	44	USD	20.00	4,400	264	1,321	(1,057)
Call - Cigna Corp.	1/15/2016	1	USD	140.00	100	520	551	(31)
Call - Cigna Corp.	1/15/2016	2	USD	155.00	200	194	391	(197)
Call - Aetna Inc.	1/15/2016	2	USD	130.00	200	398	351	47
Call - Avago Technologies Ltd.	1/15/2016	1	USD	125.00	100	1,061	1,061	—
Put - Avago Technologies Ltd.	1/15/2016	1	USD	125.00	100	1,310	1,491	(181)
Call - Market Vectors Semiconductor E	2/19/2016	2	USD	55.00	200	380	209	171
Put - Apple Inc.	2/19/2016	3	USD	115.00	300	1,575	2,490	(915)
Put - Kroger Co/The	4/15/2016	2	USD	35.00	200	306	306	—
Call - Koninklijke Ahold NV	12/16/2016	5	EUR	22.00	500	275	310	(35)
Call - Procter & Gamble Co/The	1/20/2017	6	USD	97.50	600	72	152	(80)
Call - Procter & Gamble Co/The	1/20/2017	5	USD	90.00	500	310	282	28
Call - Koninklijke Ahold NV	12/15/2017	3	EUR	22.00	300	300	308	(8)

						$16,861	$22,503	$(5,642)

Equity Index Options (Purchased) at October 31, 2015:

Description	Expiration Date	Number of Contracts	Currency	Exercise Price	Notional Amount	Fair Value	Cost	Unrealized Appreciation/ (Depreciation)
Put-S&P 500 Index	1/15/2016	1	USD	1815.00	100	$940	$1323	$(383)
Put-S&P 500 Index	1/15/2016	1	USD	1870.00	100	1,383	1383	—
Put-S&P 500 Index	1/15/2016	1	USD	1720.00	100	540	723	(183)

						$2,863	$3429	$(566)

Equity Options (Written) at October 31, 2015:

Description	Expiration Date	Number of Contracts	Currency	Exercise Price	Notional Amount	Fair Value	Cost	Unrealized Appreciation/ (Depreciation)
Call - SolarCity Corp.	11/20/2015	(2)	USD	48.00	(200)	$(16)	$(624)	$608

Glossary

Counterparty Abbreviations:
MSC	Morgan Stanley & Co. Inc.

Currency Abbreviations:
EUR	Euro Currency
GBP	Pound Sterling
SEK	Swedish Krona
USD	United States Dollar

Other Abbreviations:
SPDR	Standard & Poor’s Depositary Receipt	UCITS	Undertakings for Collective Transferable Securities
MSCI	Morgan Stanley Capital International	FTSE	Financial Times Stock Exchange
ETF	Exchange Traded Fund	FEDEF	Effective Federal Funds Rate
Hong Kong Dollar OverNight Index
EONIA	Euro OverNight Index Average	HONIX	Average
SONIA	Sterling OverNight Index Average

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of October 31, 2015, the Trust consists of thirty-two active series, six of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Earnest Partners Emerging Markets Equity Fund, American Beacon SGA Global Growth Fund, American Beacon Grosvenor Long/Short Fund, American Beacon Crescent Short Duration High Income Fund (“Crescent Fund”) and American Beacon Global Evolution Frontier Markets Income Fund (“Global Evolution Fund”). The remaining twenty-six active series are reported in separate filings.

Effective April 30, 2015, American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30, the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.
Level 2	-

Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended October 31, 2015, the Acadian Emerging Markets Managed Volatility Fund transferred securities with the market value of $17,984 from Level 2 to Level 1, the Earnest Partners Emerging Markets Equity transferred securities with market value of $1,696, and the SGA Global Growth Fund transferred securities with the market value of $1,819 from Level 2 to Level 1. As of October 31, 2015, there were no transfers between levels for the Crescent Short Duration High Income Fund and the Global Evolution Frontier Markets Income. As of October 31, 2015, the investments were classified as described below (in thousands):

Acadian Emerging Markets Managed Volatility Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$29,714	$106	$—	$29,820
Foreign Preferred Stock	131	—	—	131
Short-Term Investments - Money Market Funds	658	—	—	658

Total Investments in Securities	$30,503	$106	$—	$30,609

Financial Derivative Instruments-Assets[2]
Equity Contracts	$10	$—	$—	$10

Crescent Short Duration High Income Fund[1]	Level 1	Level 2	Level 3	Total
Bank Loan Obligations	$—	$16,220	$—	$16,220
Corporate Obligations	—	33,582	—	33,582
Short-Term Investments - Money Market Funds	2,580	—	—	2,580

Total Investments in Securities	$2,580	$49,802	$—	$52,382

Earnest Partners Emerging Markets Equity Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Preferred Stock	$39	$—	$—	$39
Foreign Common Stock	2,403	108	—	2,511
Short-Term Investments - Money Market Funds	108	—	—	108

Total Investments in Securities	$2,550	$108	$—	$2,658

Financial Derivative Instruments-Assets[2]
Equity Contracts	$5	$—	$—	$5

Global Evolution Frontier Markets Income Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Government Obligations	$—	$143,237	$1,521	$144,758
Sovereign Obligation	—	844	—	844
Structured Notes	—	3,561	25,749	29,310
Short-Term Investments - Money Market Funds	8,077	—	—	8,077

Total Investments in Securities	$8,077	$147,642	$27,270	$182,989

Financial Derivative Instruments-Assets[2]
Forward Currency Contracts	$274	$—	$—	$274

SGA Global Growth Fund[1]	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$3,476	$—	$—	$3,476
Domestic Common Stock	3,776	—	—	3,776
Short-Term Investments - Money Market Funds	565	—	—	565

Total Investments in Securities	$7,817	$—	$—	$7,817

Financial Derivative Instruments- Assets [2]
Equity Contracts	$11	$—	$—	$11

Grosvenor Long/Short Fund[1]	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,207	$—	$—	$12,207
Warrants[3]	—	—	—	—
Short-Term Investments - Money Market Funds	2,441	—	—	2,441

Total Investments in Securities - Assets	$14,648	$—	$—	$14,648

Liabilities
Common Stock (Sold Short)	$(3,978)	$—	$—	$(3,978)
Exchange Traded Instruments (Sold Short)	(1,037)	—	—	(1,037)

Total Investments in Securities - Liabilities	(5,015)	—	—	(5,015)

Total Investments in Securities	$9,633	$—	$—	$9,633

Financial Derivative Instruments - Assets[2]
Forward Currency Contracts	$2	$—	$—	$2
Purchased Options	17	—	—	17

	$19	$—	$—	$19

Financial Derivative Instruments - Liabilities[2]
Forward Currency Contracts	$(1)	$—	$—	$(1)
Written Options[3]	(—)	—	—	(—)

	$(1)	$—	$—	$(1)

[1]	Refer to the schedules of investments for country information.
[2]	Financial derivative instruments include open futures contracts.
[3]	Amount represents less than $500.

The following is a reconciliation of Level 3 assets of the Global Evolution Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period (in thousands):

	Foreign Government Obligations	Structured Notes	Totals
Balance as of 1/31/2015	$999	$35,616	$36,615
Net Purchases	—	—	—
Net Sales	133	9,086	9,219
Realized gain (loss)	6	684	690
Change in unrealized appreciation or (depreciation)	(78)	(1,465)	(1,543)
Transfer into Level 3	727	—	—
Transfer out of Level 3	—	—	—

Balance as of 10/31/2015	1,521	25,749	27,270

Change in unrealized at period end**	$(78)	$(1,465)	$(1,543)

**	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statements of Operations.

The foreign government obligations and structured notes, classified as Level 3 were valued using single broker quotes. However, these securities are included in the Level 3 category due to limited market transparency and/or lack of corroboration to support the quoted prices.

Securities and Other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Inflation Protected Securities

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Options Contracts

The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Swap Agreements

The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Total Return Swap Agreements

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, the Global Evolution Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index in addition to counterparty risk. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit, and interest rate risks similar to those of conventional fixed income securities.

Payment In-Kind Securities

The Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended October 31, 2015 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits. The tax years for the periods ended September 30, 2012, 2013 and 2014 for the SGA Fund and the period ended January 31, 2015 for Acadian, Earnest Partners, and SGA Funds, respectively, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of October 31, 2015, the Funds’ cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Acadian Emerging Markets Managed Volatility Fund	$32,931	$1,734	$(4,056)	$(2,322)
Crescent Short Duration High Income Fund	53,957	277	(1,852)	(1,575)
Earnest Partners Emerging Markets Equity Fund	3,338	158	(837)	(679)
Global Evolution Frontier Markets Income Fund	200,364	874	(18,249)	(17,375)
SGA Global Growth Fund	6,736	1,270	(189)	1,081
Grosvenor Long/Short Fund	9,343	717	(428)	289

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: December 30, 2015

By:
/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: December 30, 2015